       As filed with the Securities and Exchange Commission on November 16, 2006
                                              Securities Act File No. 333-135844

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. 1

                               ING INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

Title of Securities Being Registered: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                         ING VP NATURAL RESOURCES TRUST
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               November 22, 2006

Dear Variable Contract Owner/Plan Participant:

     The Board of Trustees has called a Special Meeting of shareholders of ING VP Natural Resources Trust ("VP Natural Resources Trust"), which is scheduled for 10:00 a.m., Local time, on January 4, 2007, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

     The Board of Trustees of VP Natural Resources Trust has reviewed and recommends the proposed reorganization (the "Reorganization") of VP Natural Resources Trust with and into ING Global Resources Portfolio ("Global Resources Portfolio") (each a "Portfolio" and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

     Shares of VP Natural Resources Trust have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a "Variable Contract") or at your direction by your qualified pension or retirement plan ("Qualified Plan"). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan ("Plan Participant") or as an owner of a Variable Contract for which VP Natural Resources Trust serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of VP Natural Resources Trust to which you have either invested through your Qualified Plan or allocated cash values under your Variable Contract. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

     If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of Global Resources Portfolio instead of shares of VP Natural Resources Trust. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP NATURAL RESOURCES TRUST UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT AND/OR QUALIFIED PLAN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN
JANUARY 3, 2007. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,


                                   /s/ Shaun P. Mathews
                                   Shaun P. Mathews
                                   PRESIDENT AND CHIEF EXECUTIVE OFFICER

                      (This page intentionally left blank)

                         ING VP NATURAL RESOURCES TRUST
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        OF ING VP NATURAL RESOURCES TRUST
                         SCHEDULED FOR JANUARY 4, 2007

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING VP Natural Resources Trust ("VP Natural Resources Trust") is scheduled for January 4, 2007 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

          (1) To approve an Agreement and Plan of Reorganization by and among VP Natural Resources Trust and ING Global Resources Portfolio ("Global Resources Portfolio"), providing for the reorganization of VP Natural Resources Trust with and into Global Resources Portfolio; and

          (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

     Shareholders of record as of the close of business on October 10, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to VP Natural Resources Trust or by voting in person at the Special Meeting.

                                   By Order of the Board of Trustees

                                   /s/ Huey P. Falgout, Jr.
                                   Huey P. Falgout, Jr.
                                   SECRETARY


November 22, 2006

                      (This page intentionally left blank)

                         ING GLOBAL RESOURCES PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               NOVEMBER 22, 2006

                                TABLE OF CONTENTS

INTRODUCTION                                                                                                  1

SUMMARY                                                                                                       2
   The Proposed Reorganization                                                                                2
   Comparison of Investment Objectives and Principal Investment Strategies                                    3
   Comparison of Portfolio Characteristics                                                                    6
   Comparison of Portfolio Performance                                                                        8
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios                    10

COMPARISON OF FEES AND EXPENSES                                                                              13
   Management Fees                                                                                           13
   Sub-Adviser Fees                                                                                          13
   Administration Fees                                                                                       13
   Distribution and Service Fees                                                                             14
   Expense Limitation Arrangements                                                                           14
   Expense Tables                                                                                            14
   Portfolio Expenses                                                                                        14
   General Information                                                                                       16
   Key Differences in Rights of ING VP Natural Resources Trust's Shareholders and ING Global Resources
   Portfolio's Shareholders                                                                                  16

INFORMATION ABOUT THE REORGANIZATION                                                                         17
   The Reorganization Agreement                                                                              17
   Reasons for the Reorganization                                                                            17
   Board Considerations                                                                                      17
   Tax Considerations                                                                                        18
   Expenses of the Reorganization                                                                            18
   Future Allocation of Premiums                                                                             18

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS                                                                  18
   Form of Organization                                                                                      18
   Adviser                                                                                                   19
   Distributor                                                                                               19
   Dividends, Other Distributions and Taxes                                                                  20
   Capitalization                                                                                            20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT                                                                20
   Solicitation of Proxies                                                                                   20
   Voting Rights                                                                                             21
   Other Matters to Come Before the Special Meeting                                                          21
   Shareholder Proposals                                                                                     21

   APPENDICES
   Portfolio Manager's Report for ING Global Resources Portfolio                                            A-1
   Form of Agreement and Plan of Reorganization                                                             B-1
   Additional Information Regarding ING Global Resources Portfolio                                          C-1
   Security Ownership of Certain Beneficial and Record Owners                                               D-1

                      (This page intentionally left blank)

                           PROXY STATEMENT/PROSPECTUS

                         ING GLOBAL RESOURCES PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               NOVEMBER 22, 2006

                                  INTRODUCTION

     This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING VP Natural Resources Trust ("VP Natural Resources Trust") to be held on January 4, 2007. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of VP Natural Resources Trust with and into ING Global Resources Portfolio ("Global Resources Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

     Shares of VP Natural Resources Trust are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts") and qualified pension and retirement plans (each a "Qualified Plan"). Participants in a Qualified Plan ("Plan Participants") or Variable Contract owners who select a Portfolio for investment through a Variable Contract or Qualified Plan, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners and Plan Participants. As such and for ease of reference throughout the Proxy Statement/Prospectus, Variable Contract holders and Plan Participants will be referred to as "shareholders" of the Portfolios.

     Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), VP Natural Resources Trust would transfer its assets to Global Resources Portfolio in exchange for shares of beneficial interest of Global Resources Portfolio and the assumption by Global Resources Portfolio of VP Natural Resources Trust's known liabilities as of the Closing Date (as defined below). Global Resources Portfolio shares would then be distributed to shareholders of VP Natural Resources Trust so that each shareholder would receive a number of full and fractional shares of Global Resources Portfolio equal to the aggregate value of the number of shares of VP Natural Resources Trust held by such shareholder. As a result of the Reorganization, VP Natural Resources Trust will distribute shares of Global Resources Portfolio in liquidation of VP Natural Resources Trust on January 13, 2007, or such other date as the parties may agree ("Closing Date").

     Because you, as a shareholder of VP Natural Resources Trust, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Global Resources Portfolio, this Proxy Statement also serves as a Prospectus for Global Resources Portfolio. Global Resources Portfolio is a non-diversified, open-end management investment company, which seeks long-term capital appreciation, as described more fully below.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated November 22, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Prospectus of VP Natural Resources Trust, dated April 28, 2006, which is incorporated by reference; and the Service Class ("Class S") Prospectus for Global Resources Portfolio, dated April 28, 2006. The SAI for each Portfolio, dated April 28, 2006, are incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, dated December 31, 2005 and the semi-annual report for each Portfolio, dated June 30, 2006, are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

     Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

     You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class S Prospectus, dated April 28, 2006, for more information about Global Resources Portfolio.

THE PROPOSED REORGANIZATION

     At a meeting held on May 25, 2006, the Board of Trustees of VP Natural Resources Trust approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

  - the transfer of all of the assets of VP Natural Resources Trust to Global Resources Portfolio in exchange for shares of beneficial interest of Global Resources Portfolio;

  - the assumption by Global Resources Portfolio of the liabilities of VP Natural Resources Trust known as of the Closing Date (as described below);

  - the distribution of Global Resources Portfolio shares to the shareholders of VP Natural Resources Trust; and

  -  the complete liquidation of VP Natural Resources Trust.

     Global Resources Portfolio shares would then be distributed to shareholders of VP Natural Resources Trust so that each shareholder would receive a number of full and fractional shares of Global Resources Portfolio equal to the aggregate value of shares of VP Natural Resources Trust held by such shareholder.

     As a result of the Reorganization, each shareholder of VP Natural Resources Trust would become a shareholder of Class S shares of Global Resources Portfolio. The Reorganization is expected to be effective on January 13, 2007, or such other date as the parties may agree (the "Closing Date").

     Each shareholder will hold, immediately after the Closing Date, Class S shares of Global Resources Portfolio having an aggregate value equal to the aggregate value of the shares of VP Natural Resources Trust held by that shareholder as of the Closing Date.

     In considering whether to approve the Reorganization, you should note that:

  -  The Portfolios have similar investment objectives and strategies;

  - Each Portfolio is non-diversified, which means that each Portfolio may invest a significant portion of assets in a single issuer;

  - The Portfolios have the same Morningstar rating and comparable short-term and long-term performance;

  - Global Resources Portfolio is the larger portfolio (approximately $544 million versus $130 million as of June 30, 2006);

  - While each Portfolio has a different investment adviser, both Portfolios have the same sub-adviser, ING Investment Management Co., and the same portfolio managers (Jim Vail and Anthony Socci);

  - The proposed Reorganization will result in a significantly lower management fee for shareholders of VP Natural Resources Trust (0.65% v. 1.00%); and

  - Although the service fee for the only class of shares (no designation) of VP Natural Resources Trust will be 0.25% higher after the Reorganization and the transition to Class S shares of Global Resources Portfolio, the gross (1.18% v. 0.90%) and the net (1.08% v. 0.90%) expenses for the only class of shares of VP Natural Resources Trust will be lower after the Reorganization.

  The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2006 are as follows:


  GROSS EXPENSES BEFORE THE REORGANIZATION

     VP Natural Resources Trust (No Class Designation)                          1.18%

     Global Resources Portfolio (Class S)                                       0.90%

  NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVER)

     VP Natural Resources Trust (No Class Designation)                          1.08%

     Global Resources Portfolio (Class S)                                       0.90%

  AFTER THE REORGANIZATION: GLOBAL RESOURCES PORTFOLIO PRO FORMA (CLASS S)

     Gross estimated expenses of Global Resources Portfolio                     0.90%

     Net estimated expenses of Global Resources Portfolio                       0.90%

     Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or
(ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP NATURAL RESOURCES TRUST UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     The following summarizes the investment objective, principal investment strategies and management differences, if any, between VP Natural Resources Trust and Global Resources Portfolio:

                               VP NATURAL RESOURCES TRUST                                 GLOBAL RESOURCES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment        The Portfolio seeks long-term growth of capital through       The Portfolio seeks long-term capital
Objective         investment primarily in common stocks of companies that       appreciation.
                  own or develop natural resources and other basic
                  commodities, or supply goods and services to such
                  companies. Capital appreciation will be the primary
                  determinant of total return and income is a secondary
                  consideration.

Principal         -   The Portfolio normally invests at least 80% of its        -    The Portfolio normally invests at least
Investment            assets in companies with substantial natural resource          80% of its assets in the equities of
Strategies            assets or companies that supply goods                          producers of

                               VP NATURAL RESOURCES TRUST                                 GLOBAL RESOURCES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                       and services to such companies.                               commodities or "hard asset" companies.

                  -    Natural resource assets are materials derived from       -    Hard asset companies are companies that
                       natural resources which have economic value. The              are directly or indirectly engaged
                       Portfolio seeks to identify securities of                     significantly in the exploration,
                       companies that it believes to be undervalued                  development, production or distribution
                       relative to the value of the natural resource                 of one or more of the following:
                       assets they hold. This identification process will
                       take into account current and anticipated economic            -    precious metals;
                       and financial conditions.
                                                                                     -    ferrous and non-ferrous metals;
                  -    The remaining 20% of the Portfolio's assets may be
                       invested in common stock of companies that are not            -    integrated oil;
                       natural resource companies. The Portfolio may also
                       invest in debt securities of natural resource                 -    gas/other hydrocarbons;
                       companies as well as other companies. The
                       Portfolio invests primarily in companies with                 -    forest products;
                       large market capitalizations, but may also invest
                       in mid- and small-sized companies.                            -    agricultural commodities; and

                  -    The Portfolio may invest up to 100% of its total              -    the basic materials that can be
                       assets in securities principally traded in markets                 priced by a market.
                       outside the United States.
                                                                                -    Equity securities in which the Portfolio
                  -    The Portfolio is non-diversified, which means it              invests include common and preferred
                       may invest a significant portion of assets in a               stocks and American Depositary Receipts
                       single issuer.                                                and Global Depositary Receipts but may
                                                                                     also include other types of equity and
                  -    The Sub-Adviser may sell securities for a variety             equity derivative securities. The
                       of reasons, such as to secure gains, limit losses             Portfolio may also invest in structured
                       or redeploy assets into opportunities believed to             notes, whose value is linked to the
                       be more promising.                                            price of a hard asset commodity or a
                                                                                     commodity index.
                  -    The Portfolio may engage in frequent and active
                       trading of portfolio securities to achieve its           -    The Portfolio may invest up to a maximum
                       investment objective.                                         of 50% of its net assets in any of the
                                                                                     above sectors. The Portfolio's
                                                                                     investment strategy is based on the
                                                                                     belief that hard asset securities can
                                                                                     protect against eroding monetary values
                                                                                     or a rise in activity which consumes
                                                                                     more of these commodities.

                                                                                -    The Portfolio also may invest in: (i)
                                                                                     securities of foreign issuers; (ii)
                                                                                     companies not engaged in the production
                                                                                     of commodities; (iii) investment-grade
                                                                                     corporate debt; (iv) U.S. government or
                                                                                     foreign obligations; (v) money market
                                                                                     instruments; (vi) repurchase agreements;
                                                                                     and (vii) derivatives.

                                                                                -    The Portfolio may also invest directly
                                                                                     in commodities, including gold bullion
                                                                                     and coins. Equity securities in which
                                                                                     the Portfolio invests may be listed on
                                                                                     the U.S. or foreign securities exchanges
                                                                                     or traded over-the-counter, and include:
                                                                                     common stock, preferred stock, rights,
                                                                                     warrants, "when-issued" securities,
                                                                                     direct equity interests in trusts, joint
                                                                                     ventures, "partly paid" securities,
                                                                                     partnerships, and restricted securities.

                                                                                -    The Portfolio may also engage in short
                                                                                     sales (up to 25% of net assets).

                                                                                -    The Portfolio is non-diversified and,
                                                                                     when

                               VP NATURAL RESOURCES TRUST                                 GLOBAL RESOURCES PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     compared with other funds, may invest a
                                                                                     greater portion of its assets in a
                                                                                     particular issuer. A non-diversified
                                                                                     portfolio has greater exposure to the
                                                                                     risk of default or the poor earnings of
                                                                                     the issuer.

                                                                                -    The Portfolio may lend portfolio
                                                                                     securities on a short-term or long-term
                                                                                     basis, up to 33 1/3% of its total assets.

                                                                                -    The Portfolio may engage in frequent and
                                                                                     active trading of portfolio securities
                                                                                     to achieve its investment objective.

Investment                  ING Investments, LLC ("ING Investments")                      Directed Services, Inc. ("DSI")
Adviser

Sub-Adviser                       ING Investment Management Co.                            ING Investment Management Co.

Portfolio                         Anthony Socci and James Vail                             Anthony Socci and James Vail
Manager

     As you can see from the chart above, the investment objectives and strategies of the Portfolios are similar. Unlike VP Natural Resources Trust, however, the Global Resources Portfolio may engage in securities lending; invest in derivatives, commodities; and engage in short sales up to 25% of net assets.

     Please refer to the "Comparison of Portfolio Characteristics" table on page 6 for more specific information regarding the portfolio characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS

     The following table compares certain characteristics of the Portfolios as of June 30, 2006:


                                                                                                 GLOBAL RESOURCES
                                                             VP NATURAL RESOURCES TRUST             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                        $130,448,002                   $544,412,444

Number of Holdings                                                          74                             74

Portfolio Turnover Rate(1)                                                  62                            118

Average market capitalization of companies in the
Portfolio                                                      $51,955,891,252                $51,976,602,889

Market capitalization range of companies in Portfolio:

     Holdings in companies with market capitalizations
     over $10 billion (as a % of net assets)                              48.8%                          48.0%
     Holdings in companies with market capitalizations
     between $10 billion and $5 billion (as a % of net
     assets)                                                              13.6%                          13.1%
     Holdings in companies with market capitalizations
     under $5 billion (as a % of net assets)                              36.4%                          38.0%

Top 5 Industries (as % of net assets)
                                                             Oil and Gas           49.0%    Oil and Gas           49.0%

                                                             Mining                20.2%    Mining                21.1%

                                                             Oil and Gas Services  20.2%    Oil and Gas Services  19.4%

                                                             Coal                   2.4%    Coal                   2.6%

                                                             Electric               2.4%    Electric               2.3%

U.S. Equity Securities (as a % of net assets)                               72.1%                          71.5%

Foreign Securities (as a % of net assets)                                   28.7%                          30.1%

Other Assets and Liabilities - Net (as a % of net assets)                 (0.08)%                         (1.6)%

Top 10 Holdings (as a % of net assets)                       Exxon Mobil Corp.      6.8%    Exxon Mobil Corp.      6.8%
                                                             Schlumberger Ltd.      4.2%    Schlumberger Ltd.      4.2%
                                                             Royal Dutch Shell              Occidental Petroleum
                                                             PLC ADR                3.6%    Corp.                  3.7%
                                                             Weatherford                    Royal Dutch Shell
                                                             International Ltd.     3.4%    PLC ADR                3.6%
                                                             Occidental Petroleum           Weatherford
                                                             Corp.                  3.3%    International Ltd.     3.3%
                                                             Newfield Exploration           Newfield Exploration
                                                             Co.                    2.8%    Co.                    2.5%
                                                             Superior Energy                Morgan Stanley Repo
                                                             Sources                2.5%    5.20% 07/03/06         2.5%
                                                             Hess Corp.             2.3%    Hess Corp.             2.3%
                                                             Plains Exploration &           Superior Energy
                                                             Production Co.         2.2%    Services               2.2%
                                        6

                                                             Southwestern Energy
                                                             Co.                    2.1%    Mirant Corp            2.1%

----------
(1)  For the six month period ended June 30, 2006.

COMPARISON OF PORTFOLIO PERFORMANCE

     Set forth below is the performance information for each Portfolio. The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio's performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan. Any charges will reduce your return. Thus, you should not compare the Portfolios' performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.

[CHART]

                           VP NATURAL RESOURCES TRUST
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

1996        26.89
1997         7.15
1998       (19.62)
1999        14.09
2000        18.37
2001       (15.93)
2002        (2.10)
2003        30.53
2004        12.66
2005        42.79

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 26.35% for the 3rd quarter of 2005, and the Portfolio's worst quarterly performance was (20.70%) for the 3rd quarter of 2001.

(3) ING Investments, LLC has been the Portfolio's investment adviser since July 26, 2000 and ING Investment Management Co. has been the sub-adviser since August 1, 2003. The Portfolio did not have a sub-adviser between July 31, 2003 and February 26, 2001, and was directly advised by ING Investments LLC during that period. The Portfolio was sub-advised by a different sub-adviser prior to February 26, 2001.

COMPARISON OF PORTFOLIO PERFORMANCE

[CHART]

                           GLOBAL RESOURCES PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

1996        33.17
1997         6.22
1998       (29.58)
1999        23.36
2000        (4.73)
2001       (12.12)
2002         0.80
2003        52.22
2004         6.42
2005        37.73

----------
(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.
(2) During the period shown in the chart, the Portfolio's best quarterly performance was 23.63% for the 3rd quarter of 2005, and the Portfolio's worst quarterly performance was (19.01%) for the 3rd quarter of 1998.
(3) ING Investment Management Co. has managed the Portfolio since January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through December 31, 2005. Performance prior to March 1, 1999 is attributable to a different sub-adviser.

                           AVERAGE ANNUAL TOTAL RETURN
                       (FOR THE PERIODS ENDED JUNE 30, 2006)

                                                                                    1 YEAR     5 YEARS    10 YEARS
                                                                                    ------     -------    --------
VP NATURAL RESOURCES TRUST
  Average Annual Total Return                                                        45.72%     17.36%     10.30%
  S&P 500 Index (reflects no deductions for fees and expenses)(1)                     8.63%      2.49%      8.32%
  Goldman Sachs Natural Resources Index (reflects no deductions for fees and
  expenses)(2)                                                                       33.67%     13.69%       N/A(3)

GLOBAL RESOURCES PORTFOLIO
  Class S Average Annual Total Return                                                42.82%     19.08%      8.31%
  S&P 500 Index (reflects no deductions for fees and expenses)(1)                     8.63%      2.49%      8.32%
  Goldman Sachs Natural Resources Index (reflects no deductions for fees and
  expenses)(2)                                                                       33.67%     13.69%       N/A(3)

---------
(1) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S.
(2) The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which include energy, precious metals, timber and other sub-sectors.
(3) The Goldman Sachs Natural Resources Index commenced in August 1996.

     For a discussion by the sub-adviser regarding the performance of Global Resources Portfolio for the fiscal year ended December 31, 2005, see APPENDIX A to this Proxy Statement/Prospectus. Additional information regarding Global Resources Portfolio is included in APPENDIX C to this Proxy
Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

     Because the Portfolios have investment objectives that are similar, many of the risks of investing in Global Resources Portfolio are the same as the risks of investing in VP Natural Resources Trust. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

     EQUITY SECURITIES RISK. Both Portfolios are subject to the risk of investing in equity securities. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

     MARKET AND COMPANY RISK. Both Portfolios are subject to market and company risk. The price of a security held by a Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a Portfolio invests may still trail returns from the overall stock market.

     HARD ASSET RISK. Both Portfolios are subject to hard asset risk. The production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. In addition, some hard asset companies may also be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as fire, drought, increased regulatory and environmental costs.

     NON-DIVERSIFICATION RISK. Each Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended ("1940 Act"). This means that each Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of each Portfolio. The investment of a large percentage of a Portfolio's assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund, and may cause a Portfolio's share price to fluctuate more than that of a diversified investment company.

     DEBT SECURITIES RISK. Both Portfolios are subject to the risk of investing in debt securities. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

     CALL RISK. Both Portfolios are subject to call risk. During periods of falling interest rates, a bond issuer may "call," or repay, its high yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income.

     FOREIGN INVESTMENT RISK. Both Portfolios are subject to the risk of foreign investments. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than US. investments.

     DEPOSITARY RECEIPTS RISK. Both Portfolios may invest in Depositary Receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

     EMERGING MARKETS RISK. Both Portfolios are subject to the risk of investing in emerging markets. Emerging markets are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies in developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

     INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Both Portfolios may invest in small- and mid-sized companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

     INDUSTRY CONCENTRATION RISK. Both Portfolios are subject to industry concentration risk. When a Portfolio invests primarily in securities of companies in a particular market industry, the Portfolio may be subject to greater risks and market fluctuations than other Portfolios that are more diversified by industry.

     SECTOR RISK. Both Portfolios are subject to sector risk. A sector is a group of selected industries, such as technology. A Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent a Portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a Portfolio that has securities representing a broader range of investments.

     MARKET TRENDS. Both Portfolios are subject to the risk of market trends. From time to time, the stock market may not favor the securities in which each Portfolio invests. Rather the market could favor stocks or industries to which each Portfolio is not exposed, or may not favor equities at all.

     MANAGER RISK. Both Portfolios are subject to manager risk. A sub-adviser will apply investment techniques and risk analyses in making investment decisions for a Portfolio, but there can be no assurance that these will achieve the Portfolio's objective. A sub-adviser could do a poor job in executing an investment strategy. A sub-adviser may use the investment techniques or invest in securities that are not part of a Portfolio's principal investment strategy. For example, if market conditions warrant, Portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed income securities, mortgage-related and asset-backed securities or money market instruments. These shifts may alter the risk/return characteristics of either Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing a Portfolio may leave their firm or be replaced.

     PORTFOLIO TURNOVER. Both Portfolios are subject to a high portfolio turnover rate. Changes to the investments of each Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of each Portfolio will vary from year to year, as well as within a year.

     SECURITIES LENDING. Global Resources Portfolio is subject to the risk of securities lending. The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

     U.S. GOVERNMENT SECURITIES. Global Resources Portfolio is subject to the risk of investing in U.S. Government Securities. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations, such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

     DERIVATIVES. Global Resources Portfolio is subject to the risk of investing in derivatives. The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio's investment objective. The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. The Portfolio's use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the sub-adviser might imperfectly judge the market's direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative.

     OTC INVESTMENT RISK. Global Resources Portfolio is subject to the risk of investing in OTC securities. Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus, may create a greater risk of loss than securities of larger capitalization or established companies.

     SHORT SALES RISK. Global Resources Portfolio is subject to the risk of engaging in short sales. Short sales involve selling a security the Portfolio does not own in anticipation that the security's price will decline. The Portfolio will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Portfolio to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Portfolio. When the Portfolio must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss may be greater for a short sale than for a short sale "against the box." A short sale "against the box" may be used to hedge against market risks when the sub-adviser believes that the price of a security may decline, causing the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security to decline. In such case, any future losses in the Portfolio's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Portfolio owns.

COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of Global Resources Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING ING GLOBAL RESOURCES PORTFOLIO."

MANAGEMENT FEES

     Each Portfolio pays its respective investment adviser ("Adviser"), a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                              MANAGEMENT FEES
  PORTFOLIO                                               (AS A % OF NET ASSETS)
  ---------                                               ----------------------
  VP Natural Resources Trust                                       1.00%

  Global Resources Portfolio                                       0.65%


     If the Reorganization is approved by shareholders, Global Resources Portfolio will continue to pay a management fee of 0.65% of the Portfolio's average daily net assets. As such, the proposed Reorganization will result in a lower management fee for shareholders of VP Natural Resources Trust.


SUB-ADVISER FEES

     ING Investments, the adviser to VP Natural Resources Trust, and DSI, the adviser to Global Resources Portfolio, each pays ING Investment Management Co. ("ING IM"), the sub-adviser to both Portfolios, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the investment adviser of each Portfolio to the sub-adviser for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                                             SUB-ADVISER FEES
  PORTFOLIO                                               (AS A % OF NET ASSETS)
  ---------                                               ----------------------
  VP Natural Resources Trust                                       0.45%

  Global Resources Portfolio                                       0.40%


     If the Reorganization is approved by shareholders, the Adviser will continue to pay a sub-advisory fee of 0.40% of the Portfolio's average daily net assets.


ADMINISTRATION FEES

     VP Natural Resources Trust pays an annual administration fee of 0.10% of the Portfolio's average daily net assets.

     The Management Agreement between ING Investors Trust, on behalf of Global Resources Portfolio, and its Adviser, DSI, provides for a "bundled fee" arrangement, under which DSI provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees for the Portfolio.

DISTRIBUTION AND SERVICE FEES

     Global Resources Portfolio pays a shareholder services fee for Class S shares as described in the table entitled "Annual Portfolio Operating Expenses." VP Natural Resources Trust does not pay any distribution or shareholder services fee.

EXPENSE LIMITATION ARRANGEMENTS

     An expense limitation agreement is in place for VP Natural Resources Trust. ING Investments has entered into a written expense limitation agreement with VP Natural Resources Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Natural Resources Trust is 2.50%. In addition, pursuant to a side agreement dated January 1, 2006, ING Investments has lowered the contractual expense limit for the Portfolio to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2006, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limitation agreement, which is 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

     There is no expense limitation agreement currently in place for Global Resources Portfolio.

EXPENSE TABLES

     As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact or under your Qualified Plan.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        VP NATURAL RESOURCES     GLOBAL RESOURCES
                                                               TRUST            PORTFOLIO (CLASS S)
                                                               -----            -------------------
     Maximum sales charge (load) imposed on purchases          None                    None
     (as a percentage of offering price)

     Maximum deferred sales charge (load)(as a                 None                    None
     percentage of the lower of original purchase
     price or redemption proceeds)

     Neither VP Natural Resources Trust nor Global Resources Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

     The current expenses of each of the Portfolios and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2006. PRO FORMA fees show estimated fees of Global Resources Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. PRO FORMA numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.


                       ANNUAL PORTFOLIO OPERATING EXPENSES
                        AS OF JUNE 30, 2006 (UNAUDITED)
     (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS, SHOWN AS A RATIO OF
                    EXPENSES TO AVERAGE DAILY NET ASSETS) (1)

                                                                                TOTAL
                                                    SHAREHOLDER               PORTFOLIO        WAIVERS,
                                       MANAGEMENT    SERVICING     OTHER      OPERATING     REIMBURSEMENT,        NET
                                          FEES          FEES      EXPENSES   EXPENSES(2)   AND RECOUPMENT(3)   EXPENSES
                                          ----          ----      --------   -----------   -----------------   --------
  VP Natural Resources Trust              1.00%         N/A         0.18%       1.18%           (0.10)%          1.08%

  Class S of Global Resources
    Portfolio                             0.65%        0.25%        0.00%       0.90%               -            0.90%

  Class S of Global Resources
    Portfolio (Surviving Portfolio
    After the Reorganization)
    (Estimated PRO FORMA)                 0.65%        0.25%        0.00%       0.90%               -            0.90%

----------
(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated operating expenses for shares of VP Natural Resources Trust and Global Resources Portfolio, respectively, as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes and waivers, if any.

(2) ING Fund Services, LLC receives an annual administration fee equal to 0.10% of VP Natural Resources Trust's average daily net assets.

(3) ING Investments has entered into a written expense limitation agreement with VP Natural Resources Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped is shown under the heading "Waivers, Reimbursement and Recoupment." The expense limit will continue through at least May 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Natural Resources Trust is 2.50%. In addition, pursuant to a side agreement dated January 1, 2006, ING Investments has lowered the contractual expense limit for the Portfolio to 1.08% through at least December 31, 2006. There is no guarantee that this side agreement will continue after that date. This side agreement will only renew if ING Investments elects to renew it. If, after December 31, 2006, ING Investments elects not to renew the side agreement, the expense limit will revert to the limitation in the current expense limitation agreement, which is 2.50%. Any fees waived pursuant to the side agreement shall not be eligible for recoupment. There is no expense limitation agreement currently in place for Global Resources Portfolio.

     EXAMPLES. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

               VP NATURAL RESOURCES TRUST*       GLOBAL RESOURCES PORTFOLIO (CLASS S)*
               --------------------------        ------------------------------------
          1 YEAR    3 YEARS  5 YEARS   10 YEARS   1 YEAR   3 YEARS  5 YEARS  10 YEARS
          ------    -------  -------   --------   ------   -------  -------  --------
          $ 110      $ 365    $ 639    $ 1,423     $ 92     $ 287    $ 498    $ 1,108

                                     ESTIMATED PRO FORMA:
                                   THE PORTFOLIOS COMBINED*
                                   -----------------------
                             1 YEAR   3 YEARS   5 YEARS  10 YEARS
                             ------   -------   -------  --------
               CLASS S        $ 92     $ 287     $ 498   $ 1,108

----------
* The example reflects the contractual limits for VP Natural Resources Trust for the one-year period and the first year of the three-, five-, and ten-years periods.

GENERAL INFORMATION

     Following the Reorganization, certain holdings of VP Natural Resources Trust that are transferred to Global Resources Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for Global Resources Portfolio, and the realization of taxable gains or losses for Global Resources Portfolio.

KEY DIFFERENCES IN RIGHTS OF ING VP NATURAL RESOURCES TRUST'S SHAREHOLDERS AND ING GLOBAL RESOURCES PORTFOLIO'S SHAREHOLDERS

     VP Natural Resources Trust is a Massachusetts business trust, and is governed by an Amended and Restated Declaration of Trust and Bylaws. Global Resources Portfolio is organized as a separate series of ING Investors Trust, which is also a Massachusetts business trust, and is governed by an Amended and Restated Declaration of Trust and Bylaws. As such, both are governed by the law of the commonwealth of Massachusetts. Key differences under the VP Natural Resources Trust's Amended and Restated Declaration of Trust/Bylaws and Global Resources Portfolio's Amended and Restated Declaration of Trust/Bylaws are presented below.

           VP NATURAL RESOURCES TRUST                                            GLOBAL RESOURCES PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
Shareholders have the power to amend the Declaration of           Shareholders have the power to amend the Declaration of
Trust, but Trustees may also do so if they deem it necessary      Trust, but Trustees may also do so if they deem it necessary
to conform the Declaration of Trust to applicable federal         to conform the Declaration of Trust to applicable federal
and state laws, to change the name of the Trust, or make          and state laws, to change the name of the Trust, or to
other changes in the Declaration of Trust which do not            supply any omission or to cure any ambiguous, defective or
materially adversely affect the rights of shareholders.           inconsistent provisions. No amendment to the Declaration of
                                                                  Trust shall repeal the prohibition of assessment upon the
The shareholders shall have the power to vote with respect        shareholders without the express consent of each shareholder
to the election and removal of Trustees, investment advisory      involved.
contract, termination of the Trust, merger, consolidation or
sale of assets, incorporation of the Trust, and                   The shareholders shall have the power to vote with respect
implementation of Rule 12b-1 plans.                               to the election and removal of Trustees, investment advisory contract, merger, consolidation or sale of assets.
Both the Trustees (unless a shareholder vote is required
pursuant to Massachusetts law, the Declaration of Trust, or       The Trustees have the power to amend Bylaws.
the Bylaws) and the shareholders have the right to alter or
repeal any By laws of the Trust and to make new Bylaws.

     Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, each Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of each Portfolio. As such, shareholders have no personal liability for each Portfolio's acts or obligations.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

     The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of VP Natural Resources Trust in exchange for shares of beneficial interest of Global Resources Portfolio and the assumption by Global Resources Portfolio of VP Natural Resources Trust's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of Class S shares of Global Resources Portfolio to shareholders of VP Natural Resources Trust, as provided for in the Reorganization Agreement. VP Natural Resources Trust will then be liquidated.

     Each shareholder of VP Natural Resources Trust will hold, immediately after the Closing Date, Class S shares of Global Resources Portfolio having an aggregate value equal to the aggregate value of the shares of VP Natural Resources Trust held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Global Resources Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

     The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of VP Natural Resources Trust. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolio and the potential to take larger portfolio positions.

     The proposed Reorganization was presented for consideration to the Board of Trustees of the Portfolios at a meeting held on May 25, 2006. The Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of the Portfolios and their shareholders.

     The Reorganization will allow VP Natural Resources Trust's shareholders to continue to participate in a professionally-managed portfolio that seeks long term capital appreciation. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of VP Natural Resources Trust.

BOARD CONSIDERATIONS

     The Board of Trustees of VP Natural Resources Trust, in recommending the proposed transaction, considered a number of factors, including the following:

  -  the plans of management to reduce overlap in funds in the ING Fund complex;

  -  the potential benefits of the transaction to shareholders;

  - the relative investment performance of VP Natural Resources Trust as compared to Global Resources Portfolio;

  - expense ratios and information regarding fees and expenses of VP Natural Resources Trust and Global Resources Portfolio;

  -  the relative size of the Portfolios;

  - that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (I.E., the separate accounts) or the interests of Variable Contract Owners or Plan Participants;

  - the similarities and differences between investment objectives and strategies of Global Resources Portfolio and those of VP Natural Resources Trust;

  - all fees and expenses in connection with the Reorganization will be shared equally by VP Natural Resources Trust and DSI (or its affiliate);

  - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

  -  any benefits that may be realized by the Adviser; and

  - the tax consequences of the Reorganization to VP Natural Resources Trust and its shareholders, including the tax-free nature of the transaction.

     The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

     THE TRUSTEES OF VP NATURAL RESOURCES TRUST RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH GLOBAL RESOURCES PORTFOLIO.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither VP Natural Resources Trust nor its shareholders, nor Global Resources Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATION

     The expenses relating to the proposed Reorganization will be shared equally between VP Natural Resources Trust and DSI (or its affiliate). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

FUTURE ALLOCATION OF PREMIUMS

     Shares of VP Natural Resources Trust have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the VP Natural Resources Trust will be allocated to the Global Resources Portfolio.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

     VP Natural Resources Trust is a non-diversified, open-end management investment company organized as a Massachusetts business trust. It is governed by a Board of Trustees consisting of eleven members. For more information on the history of VP Natural Resources Trust, see its SAI.

     Global Resources Portfolio is a non-diversified series of ING Investors Trust, an open-end management investment company organized as a Massachusetts business trust. It is governed by a Board of Trustees consisting of eleven members. For more information on the history of ING Investors Trust, see its SAI.

ADVISERS

     ING Investments, an Arizona limited liability company, serves as the investment adviser to VP Natural Resources Trust. ING Investments has overall responsibility for the management of VP Natural Resources Trust. ING Investments provides or oversees all investment advisory and portfolio management services for VP Natural Resource Trust, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of VP Natural Resources Trust, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

     ING Investments is registered with the SEC as an investment adviser. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles. As of June 30, 2006, ING Investments managed approximately $44.9 billion in assets. The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

     DSI, a New York corporation, serves as the adviser to Global Resources Portfolio. DSI has overall responsibility for the management of Global Resources Portfolio. DSI provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of Global Resources Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

     DSI is registered with the SEC as an investment advisers and DSI is registered with the NASD as a broker-dealer. As of June 30, 2006, DSI managed approximately $24.5 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

     ING Investments is a wholly-owned subsidiary of ING Capital Corporation, LLC and DSI is a wholly-owned subsidiary of Lion Connecticut Holdings, Inc. each of which is an indirect wholly-owned subsidiaries of ING Groep. ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     ING Investments and DSI have each engaged a sub-adviser to provide the day-to-day management of each Portfolio. ING Investments and DSI are each responsible for monitoring the investment programs and performance of any sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio's Board or its Adviser. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or the investment adviser may assume day-to-day investment management of the Portfolio.


     DSI, subject to the supervision of the Board of Trustees of ING Investors Trust, acts as a "manager-of-managers" for Global Resources Portfolio. On May 24, 2002, ING Investors Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a portfolio, as well as to change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the Portfolio's shareholders. Global Resources Portfolio will notify shareholders of any change in the identity of the sub-adviser. In this event, the name of the Portfolio and its investment strategies may also change.

     For information regarding the basis for the Boards' approval of portfolio management relationships, please refer to each VP Natural Resources Trust's annual Report dated December 31, 2005, and Global Resources Portfolio's semi-annual report, dated June 30, 2006. ING Investments and DSI each has full investment discretion and ultimate authority to make all determinations with respect to the investment of its respective Portfolio's assets and the purchase and sale of portfolio securities.


DISTRIBUTOR

     ING Funds Distributor, LLC is the principal underwriter and distributor of VP Natural Resources Trust. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. DSI is the principal underwriter and distributor of Global Resources Portfolio. It is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 and is a member of the NASD.

     To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasd.com or the NASD BrokerCheck
Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from the NASD.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Portfolio distributes to its insurance company separate accounts substantially all its net investment income and net capital gains, if any, each year. Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

     Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

     If the Reorganization Agreement is approved by VP Natural Resources Trust's shareholders, then as soon as practicable before the Closing Date, VP Natural Resources Trust will pay its insurance separate accounts a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2006, and on a PRO FORMA basis as of June 30, 2006 giving effect to the Reorganization:

                                                                  NET ASSET VALUE       SHARES
                                                   NET ASSETS        PER SHARE       OUTSTANDING
                                                   ----------        ---------       -----------
     VP NATURAL RESOURCES TRUST                   $ 130,448,002       $ 27.53          4,738,531
     GLOBAL RESOURCES PORTFOLIO (CLASS S)         $ 496,086,761       $ 23.36         21,240,829

     PRO FORMA - GLOBAL RESOURCES PORTFOLIO INCLUDING VP NATURAL RESOURCES TRUST
                                                  $ 626,501,513(1)    $ 23.36         26,823,652(2)

----------------

(1) Reflects adjustment of ($33,250) for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(2) Reflects adjustment of 844,292 for new shares issued, net of retired shares of VP Natural Resources Trust (Calculation: Net Assets/NAV per share).

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

     Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 11, 2006. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

     If a shareholder wishes to participate in the Special Meeting, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the online instructions. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-922-0180.

     A shareholder may revoke the accompanying proxy at any time prior to its use by filing with VP Natural Resources Trust, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of VP Natural Resources Trust that may be presented at the Special Meeting.


VOTING RIGHTS

     The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owner of the shares of the Portfolios. The Qualified Plans and Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

     Each shareholder of VP Natural Resources Trust is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

     Only shareholders of VP Natural Resources Trust at the close of business on October 10, 2006 (the "Record Date") will be entitled to be present and give voting instructions for VP Natural Resources Trust at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 4,570,464.220 shares of VP Natural Resources Trust were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction
Form must be received no later than 5:00 p.m. on January 3, 2007.

     Approval of the Reorganization Agreement requires the vote of the lesser of
(i) 67% or more of the shares, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

     To the knowledge of ING Investments and DSI, as of October 10, 2006, no current Trustees owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

     APPENDIX D hereto lists the persons that, as of October 10, 2006, owned beneficially or of record 5% or more of the outstanding shares of any Class of VP Natural Resources Trust or Global Resources Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

     VP Natural Resources Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy
Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

     VP Natural Resources Trust is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by VP Natural Resources Trust's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

     IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                             /s/ Huey P. Falgout, Jr.,
                                             Huey P. Falgout, Jr.,
                                             SECRETARY

November 22, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

          PORTFOLIO MANAGER'S REPORT FOR ING GLOBAL RESOURCES PORTFOLIO

       Set forth below is an excerpt from ING Global Resources Portfolio's
                     Annual report, dated December 31, 2005.

                                     * * * *

     In our semi-annual report, we referred to mixed markets in which the U.S. investor lost on both domestic and international stocks, with gains in the latter trumped by the rebounding U.S. dollar. In the second half, GLOBAL EQUITIES registered solid gains, although foreign markets ended the 2005 year more convincingly. The Morgan Stanley Capital International ("MSCI") World(R) Index(1) calculated in dollars, including net reinvested dividends rose 10.3% for the six months ended December 31, 2005, and 9.5% for the full year. As for CURRENCIES, the dollar extended its first half run for the six months ended December 31, 2005, rising 2.1% against the euro (12.6% for the full year), 6.2% against the yen (14.7% for the full year), and 3.8% against the pound (10.2% for the full year). Commentators explained the U.S. dollar's unexpected strength by pointing to relatively high U.S. interest rates, the re-cycling of oil exporters' burgeoning wealth into dollar securities, the tax-related "repatriation" into dollars of U.S. corporations' foreign currency balances, and, regarding the yen's particular weakness, non-Japanese investors pouring money into the stock market but hedging their currency risk. Each dynamic was losing steam by 2005 year-end.

     For more than a year, the main issue for US FIXED INCOME investors had been the unexpected flattening of the yield curve, i.e. the shrinking difference between short-term and long-term interest rates. From June 2004 through June 2005 the Federal Open Market Committee ("FOMC") had raised the Federal Funds Rate by 25 basis points nine times, pulling other short-term rates up. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 0.71% over the thirteen months. This was put down to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve, cheap goods and labor abroad, consistent productivity growth at home and foreign investors' hunger for U.S. investments. Occasionally in the second half, for example when Hurricane Katrina and Rita affected oil prices, having peaked near $70 per barrel at the end of August 2005, looked to be filtering through to general prices, the trend seemed about to break. Nevertheless, in the end the forces of curve flattening prevailed. By December 31, 2005, the FOMC had raised rates four more times, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities. For the six months ended December 31, 2005, the yield on the ten-year Treasury rose by 45 basis points to 4.39% (17 basis points for the full year), and on 13-week U.S. Treasury Bills by 93 basis points (180 basis points for the full year) to 3.98%. The returns on the broad Lehman Brothers Aggregate Bond Index(2) and the Lehman Brothers High Yield Bond Index(3) was -0.1% and 1.6% for the six months ended December 31, 2005, and 2.4% and 2.7% for the full year, respectively.

     The U.S. EQUITIES market in the form of the Standard & Poor's 500 Composite Stock Price ("S&P 500") Index (4), added 5.8% including dividends in the latter half of 2005 and 4.9% for the full year, thanks to gains of 3.5% in July and November of 2005. Other months were flat to down and by 2005 year-end, the market, trading at a fairly undemanding price-to-earnings level of about 16 times earnings for the current fiscal year, was definitely struggling. Stock investors were initially encouraged by bullish economic reports and even more by second quarter company earnings figures, on average up more than 10% year over year. The optimistic mood lasted into early August of 2005, when the S&P 500 reached a four-year high, before drifting back as resurgent oil prices made records almost daily. In September and October of 2005 with Hurricanes Katrina and Rita seldom out of the news, two attempted rallies fizzled. High prices at the pump were already here. An expensive winter for heating fuel was certain. Sharply rising factory prices started to be found in local Federal Reserve and purchasing managers' reports and, with consumer confidence slumping, the word "stagflation" was heard more than once. In spite of this, as November approached, an evidently swift recovery from the Hurricanes Katrina and Rita cheered investors and stock prices powered ahead through mid-December 2005, as oil prices fell back below $60 per barrel, inflation moderated, corporate profits remained buoyant and gross domestic product ("GDP") growth, at 4.1% per annum, was the envy of the developed world. Yet the market gave back nearly 1.6% between Christmas and New Year, when new reports suggested that the end of the bubbling housing market might be at hand. Rising house prices had encouraged the consumer spending that was largely behind robust GDP growth; spending that is, by people who on average were saving little, if anything.

     In international markets JAPAN was the shining star of the second half, soaring 33.3%, based on the MSCI Japan(R)

Index(5) in dollars plus net dividends for the six months ended December 31, 2005, and 25.5% for the full year, as the market repeatedly broke five-year records amid new optimism. Investors, albeit mainly foreign ones, came to the belief that Japan is re-emerging as a balanced economy and less dependent on exports. Corporations and the banks have repaired their balance sheets at last. Rising wages are supporting domestic demand, in addition to an expected end to deflation, seems at hand. EUROPEAN EX UK markets leaped 11.8%, according to the MSCI Europe ex UK(R) Index (6) in dollars including net dividends for the six months ended December 31, 2005 (10.5% for the full year) and 14.7% in local currencies (27.7% for the full year) to the best levels in over four years, despite the first interest rate increase, to 2.5%, in over five years. Mounting evidence of a recovery in local demand, resilient profits and an upsurge of merger and acquisition activity boosted markets that are not particularly expensive. UK EQUITIES advanced 6.4% in the six months ended December 31, 2005 (7.4% for the full year) based on the MSCI UK(R) Index (7) in dollars including net dividends, concealing a more impressive 11.1% increase in pounds (20.1% for the full year), to the highest in four years. The period was dominated by the effect of five interest rate increases to restrain over-stretched consumers and soaring real estate prices. Yet, in the face of mostly miserable economic reports, and despite terrorist attacks in London over two days in July of 2005, investors, encouraged by merger and acquisition activity, supported an inexpensive market yielding over 3%.

----------
(1) The MSCI WORLD(R) INDEX is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
(3) The LEHMAN BROTHERS HIGH YIELD BOND INDEX is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.
(4) The STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
(5) The MSCI JAPAN(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
(6) The MSCI EUROPE EX UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
(7) The MSCI UK(R) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

     ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.

     PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUNDS' PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL (800) 992-0180 OR LOG ON TO www.ingfunds.com TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

     MARKET PERSPECTIVE REFLECTS THE VIEWS OF THE CHIEF INVESTMENT RISK OFFICER ONLY THROUGH THE END OF THE PERIOD, AND IS SUBJECT TO CHANGE BASED ON MARKET AND OTHER CONDITIONS.

                                     * * * *

     The ING Global Resources Portfolio (the "Portfolio") seeks long-term capital appreciation. The Portfolio is managed by John Payne, Investment Manager, Baring International Investment Limited - the Sub-Adviser.


     PERFORMANCE: For the year ended December 31, 2005, the Portfolio's Class S shares provided a total return of 37.73% compared to the Standard & Poor's
500 Composite Stock Price(R) ("S&P 500") Index, the Morgan Stanley Capital International ("MSCI") All Country World(R) Index, and the Goldman Sachs Natural Resources Index, which returned 4.91%, 11.37%, and 36.53%, respectively, for the same period.


     PORTFOLIO SPECIFICS: The strength in base metal prices, which saw the copper price appreciate to over $2/lb by the end of 2005, coupled with the Portfolio overweight to the sector, contributed to the total return exceeding 40%. The Portfolio's holding in copper equities appreciated 31% during the period. For example, the holding in First Quantum appreciated 52%. The Portfolio also saw strong performance from holdings in the nickel and zinc sectors on the back of the stronger physical commodity prices.

     In the first quarter of 2005, the 72% increase in the iron ore price settlement saw portfolio equity holdings in this sector appreciate 52%. In addition, the Portfolio's holdings in the diversified miners such as BHP Billiton also benefited from the strength in the iron ore and base metal prices.


     The Portfolio held an overweight position in the energy sector for most of 2005, while the West Texas Intermediate ("WTI") crude oil price averaged US $57.50/bl, which was well above market expectations. WTI spiked to over $70/bl on the back of Hurricanes Katrina and Rita in late summer, but the price was also supported by geopolitical tension in the Middle East. This maintained a bullish investment environment for our overweight holding in this sector. Of particular note was the 128% appreciation in our holding in U.S. refiner Valero Energy and the 132% appreciation in Canadian Exploration
& Production company Canadian Natural Resources. High oil prices stimulated interest in alternate forms of energy production. The Portfolio's holding in uranium producer Cameco Corp. appreciated 37% as market interest re-focused on the resurgence of interest in nuclear power generation. The Portfolio's exposure to the North American and Emerging Market energy companies, especially those in Russia and Brazil, was particularly bullish for our performance from this sector.


     The rally in the gold price in the second half of the year, to a high of $545/oz, helped our overweight to the sector appreciate 4.2% in 2005. The Portfolio's holding in Australian copper and gold producer Oxiana Ltd benefited from the strength in both the copper and gold price, and appreciated 25%.


     CURRENT STRATEGY AND OUTLOOK: The outlook for the commodity markets in general in 2006 is very positive. We are particularly bullish on base and precious metals where fundamental supply and demand continues to favor higher prices. In the energy sector, while we believe that crude oil prices will remain firm, we see limited catalyst for prices to show a sustainable rally above the $70/bl level. The Portfolio has been positioned for this view.


[CHART]

             CLASS S(a)    S&P 500 INDEX(b)       MSCI ALL COUNTRY WORLD INDEX(c)
12/31/95     10000         10000                  10000
12/31/96     13317         12296                  11320
12/31/97     14146         16398                  13017
12/31/98     9961          21085                  15877
12/31/99     12288         25521                  20134
12/31/00     11707         23198                  17328
12/31/01     10288         20441                  14571
12/31/02     10370         15923                  11806
12/31/03     15786         20491                  15895
12/31/04     16799         22720                  18399
12/31/05     23137         23836                  20491

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2005

                                                                            SINCE INCEPTION     SINCE INCEPTION
                                                                               OF CLASS I        OF CLASS S2
                                                 1 YEAR  5 YEAR  10 YEAR      JULY 2, 2003     SEPTEMBER 9, 2002
                                                 ------  ------  -------    ---------------    -----------------
Class I                                          38.08%     --       --          32.48%                --
Class S                                          37.73%  14.59%    8.74%            --                 --
Class S2                                         37.54%     --       --             --              26.93%
S&P 500 Index(1)                                  4.91%   0.54%    9.07%         12.40%(4)          11.72%(5)
MSCI All Country World Index(2)                  11.37%   3.41%    7.44%         19.31%(4)          16.56%(5)
Goldman Sachs Natural Resources Index(3)(6)      36.53%  10.74%      --          33.66%(4)          26.99%(5)

     Based on a $10,000 initial investment, the graph and table above illustrate the total return of the Portfolio against the S&P 500 Index, MSCI All Country World Index and Goldman Sachs Natural Resources Index. The indices are unmanaged and have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.
The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

     The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

     The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Manager and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

     THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 922-0180 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

     This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

     THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

     Portfolio holdings are subject to change daily.

----------
(1) The S&P 500 Index is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.
(2) The MSCI All Country World Index is an unmanaged index of developed- and emerging-market equities in nations throughout the world.
(3) Goldman Sachs Natural Resources Index is a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metals, timber and other sub-sectors.
(4) Since inception performance for the Index is shown from July 1, 2003.
(5) Since inception performance for the Index is shown from September 1, 2002.
(6) The Index commenced August, 1996.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 25th day of May, 2006, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 ("Investors Trust"), on behalf of its series, ING Global Resources Portfolio (the "Acquiring Portfolio"), and ING VP Natural Resources Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Acquired Portfolio").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for the Service Class ("Class S") voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

     WHEREAS, the Board of Trustees of Investors Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio described in paragraph 1.3 by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees of the Acquired Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities described in paragraph
1.3 of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

     1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Class S Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

     1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired

Portfolio's statement of assets and liabilities as of the Closing Date delivered by the Acquired Portfolio, to Investors Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a PRO RATA basis, the Class S Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in shares of the Acquired Portfolio will represent a number of the Class S Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class S Acquiring Portfolio Shares in connection with such exchange.

     1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

     1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.   VALUATION

     2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

     2.2. The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

     2.3. The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined by dividing the value of the net assets with respect to shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

     2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.   CLOSING AND CLOSING DATE

     3.1. The Closing Date shall be January 13, 2007, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

     3.2. The Acquired Portfolio shall direct The Bank of New York, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

     3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

     4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Acquired Portfolio, the Acquired Portfolio, represents and warrants to Investors Trust as follows:

               (a) The Acquired Portfolio is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) The Acquired Portfolio is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

               (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Portfolio, is a party or by which it is bound;

               (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

               (h) Except as otherwise disclosed in writing to and accepted by Investors Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2005 have been audited by KPMG LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (j) Since December 31, 2005, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

               (k) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

               (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

               (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto; and

               (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of Investors Trust, Investors Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Portfolio as follows:

               (a) The Acquiring Portfolio is duly organized as a series of Investors Trust, which is a trust duly organized, validly existing and in good standing under the laws of the commonwealth of Massachusetts, with power under Investors Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

               (b) Investors Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

               (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

               (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

               (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

               (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Investors Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investors Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Investors Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

               (g) Except as otherwise disclosed in writing to and accepted by the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Investors Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. Investors Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

               (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2005 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

               (i) Since December 31, 2005, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

               (j) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

               (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

               (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Investors Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

               (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Investors Trust, on behalf of the Acquiring

Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

               (n) Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

               (o) The information to be furnished by Investors Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

               (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.   COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

     5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

     5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9. The Acquired Portfolio, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Investors Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder; and (b) Investors Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

     The obligations of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Acquired Portfolio's election, to the performance by Investors Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of Investors Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. Investors Trust shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of Investors Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

     6.3. Investors Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Investors Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

     6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares of to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

     The obligations of Investors Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at Investors Trust's election, to the performance by the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Portfolio;

     7.3. The Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Investors Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Investors Trust shall reasonably request;

     7.4. The Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Portfolio, on or before the Closing Date;

     7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Portfolio, or Investors Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of its Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither Investors Trust nor the Acquired Portfolio may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by Investors Trust or the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5. The parties shall have received the opinion of Dechert LLP addressed to the Acquired Portfolio and Investors Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Investors Trust and the Acquired Portfolio. Notwithstanding anything herein to the contrary, neither Investors Trust nor the Acquired Portfolio may waive the condition set forth in this paragraph 8.5.

9.   BROKERAGE FEES AND EXPENSES

     9.1. The Acquired Portfolio, and Investors Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Portfolio, or its affiliate, and (2) half are borne by the Acquired Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. Investors Trust and the Acquired Portfolio agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before June 30, 2007, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Portfolio and Investors Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to Investors Trust or the Acquired Portfolio, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the commonwealth of Massachusetts without regard to its principles of conflicts of laws.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Portfolio personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Acquired Portfolio. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.


Attest:                                  ING INVESTORS TRUST on behalf of its

                                         ING GLOBAL RESOURCES PORTFOLIO series


                                         By:
------------------------------------            --------------------------------
 SECRETARY

                                         Title:
                                                --------------------------------

Attest:                                  ING VP NATURAL RESOURCES TRUST


                                         By:
------------------------------------            --------------------------------
 SECRETARY

                                                --------------------------------
                                         Title:

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                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                         ING GLOBAL RESOURCES PORTFOLIO
                                (THE "PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

     Shares of the Portfolios may be offered to separate asset accounts ("Separate Accounts") of insurance companies as investment options under variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares may also be offered to qualified pension and retirement plans ("Qualified Plans") outside the Variable Contract and to certain investment advisers and their affiliates in connection with the creation or management of a Portfolio. Class I shares also may be made available to certain other investment companies, including series of the Trust under fund-of-funds arrangements. ADV Class shares are offered to the investment adviser to the Portfolios and the adviser's affiliates in connection with the creation or management of a Portfolio. Purchases and redemptions of shares may be made only by separate accounts of insurance companies or by eligible Qualified Plans.

     Please refer to the prospectus, prospectus summary, disclosure statement, or plan document for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Qualified Plans may charge plan participants for certain expenses that are in addition to the expenses of the Portfolios. These expenses could reduce the investment return in the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

     You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.

     The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolio according to the investment options that you have chosen. You should consult your variable contract prospectus for additional information about how this works. If you participate through a Qualified Plan, you should also consult the Qualified Plan for more information.

     The Portfolio may discontinue offering its shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

DETERMINATION OF NET ASSET VALUE

     The NAV per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

     In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

     Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

     When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

-    Securities of an issuer that has entered into a restructuring;

-    Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

-    Securities that are restricted as to transfer or resale.

     The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

     When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

MANAGEMENT OF THE PORTFOLIO

INVESTMENT ADVISER

     Directed Services, Inc. ("DSI" or "Adviser"), a New York corporation, serves as the adviser to the Portfolio. DSI has overall responsibility for the management of Global Resources Portfolio. DSI provides or oversees all investment advisory and portfolio management services for, and assist in managing and supervising all aspects of the general day-to-day business activities and operations of Global Resources Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

     DSI is registered with the SEC as investment advisers and DSI is registered with the NASD as a broker-dealer. As of June 30, 2006, DSI managed approximately $24.5 billion in registered investment company assets. DSI's principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

     DSI is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. As of December 31, 2005,

     DSI, subject to the supervision of the Board, acts as a "manager-of-managers" for the Portfolio. In this capacity, DSI oversees the Portfolio's day-to-day operations and oversees its investment activities. For the Portfolio, DSI delegates to the Sub-Adviser the responsibility for investment management, subject to DSI's oversight. DSI monitors the investment activities of the Sub-Adviser. From time to time, DSI also recommends the appointment of additional or replacement Sub-Advisers to the Board. On May 24, 2002, ING Investors Trust and DSI received exemptive relief from the SEC to permit DSI, with the approval of the Board, to replace an existing sub-adviser with a non-affiliated sub-adviser for a Portfolio, as well as change the terms of a contract with a non-affiliated sub-adviser without submitting the contract to a vote of the portfolio's shareholders. The Portfolio will notify shareholders of any change in the identity of the Sub-Adviser .

     In this event, the name of the Portfolio and its investment strategies may also change. For information regarding the basis for the Board's approval of portfolio management relationships, please refer to the Portfolio's semi-annual report dated June 30, 2006.

SUB-ADVISER

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts. Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of the Advisers. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of June 30, 2006, ING IM managed approximately $61 billion in assets. The principal address of ING IM is 230 Park Avenue New York, New York 10169.

     The following individuals are primarily responsible for the management of the Portfolio:

     Anthony Socci, Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Socci joined ING IM in 2004 as a Senior Sector Analyst covering the energy and gas sector. In this role, he is responsible for generating independent research and stock ranking for ING IM's large-cap equity strategies and for use by equity manager across ING IM. Prior to joining ING IM in 2004, Mr. Socci had 25 years of investment experience including 17 years in equity research, all with Dreyfus Corporation.

     James A Vail, Senior Vice President and portfolio manager, has managed the Portfolio since January of 2006. Mr. Vail has been with ING IM since July 2000. Mr. Vail has over 30 years of investment experience. Prior to joining ING IM in 2000, Mr. Vail was a Vice President at Lexington Management Corporation, which he joined in 1991.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

     The Portfolio's Statement of Additional Information, dated April 28, 2006, provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

ADMINISTRATIVE SERVICES

     In addition to advisory services, DSI has been contracted to provide administrative and other services necessary for the ordinary operation of the Portfolio. DSI procures and pays for the services and information necessary to the proper conduct of the Portfolio's business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the Portfolio, including the custodian, portfolio accounting agent, Sub-Adviser, and the insurance company or companies to which the Portfolio offers its shares. DSI also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by the Portfolio, interest on borrowing, fees and expenses of the Independent Trustees, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage and the cost of counsel to the Independent Trustees, and extraordinary expenses, such as litigation or indemnification expenses.

     ING Investors Trust pays a management fee to DSI for its services. Out of this management fee, DSI in turn pays the Sub-Adviser its portfolio management fee. The management fee paid to DSI is distinct because ING Investors Trust has a "bundled" fee arrangement, under which DSI, out of its management fee, pays many of the ordinary expenses for the Portfolio, including custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. Most mutual funds pay these expenses directly from their own assets, with limited expenses assumed by DSI.

     Pursuant to an Administrative Services Sub-Contract between ING Investors Trust, on behalf of the Portfolio and ING Funds Services, LLC ("IFS"), IFS has agreed to provide certain administrative services necessary to properly conduct the Portfolio's business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio's compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio.

PORTFOLIO DISTRIBUTION


     DSI (the "Distributor") is the principal underwriter and distributor of the Portfolio. It is a New York corporation with its principal offices at 1475 Dunwoody Drive, West Chester, PA 19380 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact the NASD at www.nasd.com or the NASD BrokerCheck Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.


ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

     The Portfolio's shares are classified into Service Class (Class S), Service 2 Class, Adviser Class and Institutional Class. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

SERVICE FEES

     ING Investors Trust has entered into a Shareholder Services Agreement (the "Agreement") for the Class S shares of the Portfolio. The Agreement allows DSI, the Distributor, to use payments under the Agreement for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares of the Portfolio. Services that may be provided under the Agreement include, among other things, providing information about the Portfolio. Under the Agreement, the Portfolio makes payments to DSI at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

HOW ING COMPENSATES ENTITIES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

     ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

     The distributing broker-dealer for the Portfolio is DSI. DSI has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

     The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver Insurance Company; and ING USA Annuity and Life Insurance Company. ING Groep uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING Groep entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

     The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

     Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTEREST OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

     The Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if it serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between Variable Contract Owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict.

     If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

     The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

     The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

     The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

     Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

     Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

     Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

     A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (I.E., the Portfolio will post the quarter ending June 30 holdings on August 1).

     The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

     The information in the table below has been derived from ING Global Resources Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2006 which is unaudited.



                                                                        S CLASS
                                              -----------------------------------------------------------
                                                Six
                                               Months
                                               Ended
                                              June 30,             YEAR ENDED DECEMBER 31,
                                                2006       2005      2004       2003       2002      2001
                                            (UNAUDITED)
                                              -------      ----      ----       ----       ----      ----
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period        $20.35      15.71     14.89       9.81       9.79     11.14
   Income (loss) from investment operations:
   Net investment income                        $0.03       0.13      0.20*      0.16       0.16*     0.19
   Net realized and unrealized gain (loss) on
   investments and foreign currencies           $2.98       5.55      0.75       4.96      (0.08)    (1.54)
   Total from investment operations             $3.01       5.68      0.95       5.12       0.08     (1.35)
   Less distributions from:
   Net investment income                        $  --       0.14      0.13       0.04       0.06        --
   Net realized gain on investments             $  --       0.90        --         --         --        --
   Total distributions                          $  --       1.04      0.13       0.04       0.06        --
   Net asset value, end of period              $23.36      20.35     15.71      14.89       9.81      9.79
   TOTAL RETURN(1)                              14.79%     37.73      6.42      52.22       0.80    (12.12)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of year (000's)           $496,087    379,936   190,176    144,294     69,313    33,787
   Ratios to average net assets:
   Expenses(2)                                   0.90%      0.90      0.91       0.94       0.94      0.95
   Net investment income(2)                      0.28%      1.01      1.69       2.52       1.50      1.68
   Portfolio turnover rate                        118%       334       176        117        187       240


----------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for less than one year is not annualized.

(2) Annualized for periods less than one year.

* Per share numbers calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                      (This page intentionally left blank)

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

     The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of October 10, 2006:

ING VP NATURAL RESOURCES TRUST


                                                                                     PERCENTAGE OF
                                                                                   COMBINED PORTFOLIO
NAME AND ADDRESS OF                  PERCENT OF CLASS OF SHARES    PERCENTAGE OF       AFTER THE
SHAREHOLDER                             AND TYPE OF OWNERSHIP        PORTFOLIO     REORGANIZATION(1)
-----------------------------------------------------------------------------------------------------
ING Life                                  75.3% No Class;            75.3%                     7.3%
Insurance and Annuity Company              Beneficial
Aces Separate Account B
Valuations Processing Department
151 Farmington Ave - RSMA
Hartford, CT 06156-0001

Kemper Investors Life Insurance Company   12.4% No Class;              12.4%                      1.2%
Variable Annuity Separate Account          Beneficial
Attn: Karen Porten
Administrative Office
2500 Westfield Price
Elgin, IL 60123

Reliastar Life Insurance Company          5.9% No Class;               5.9%                      0.6%
FBO Select III Non Qualified               Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

Symetra Life Insurance Company            5.1% No Class;               5.1%                      0.5%
Retirement Services                        Beneficial
Attn Separate Accounts
777 108th Ave NE
Bellevue, WA 98004-5130




ING GLOBAL RESOURCES PORTFOLIO


                                                                                     PERCENTAGE OF
                                                                                   COMBINED PORTFOLIO
NAME AND ADDRESS OF                  PERCENT OF CLASS OF SHARES    PERCENTAGE OF       AFTER THE
SHAREHOLDER                             AND TYPE OF OWNERSHIP        PORTFOLIO     REORGANIZATION(1)
-----------------------------------------------------------------------------------------------------
ING Investments LLC                       100.0% Class A;               0.0%                    0.0%
Attn: Lydia Homer                          Beneficial
7337 E Doubletree Ranch Rd
Scottsdale, AZ
85258-2160

Reliastar Life Insurance Company           57.8% Class I;               1.9%                    0.9%
FBO SVUL I                                 Beneficial
Attn Jill Barth Conveyor TN 41
151 Farmington Ave
Hartford, CT 06156-0001

Security Life Insurance of Denver          41.7% Class I;               1.4%                    0.6%
A VUL                                      Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

ING USA Annuity and Life                   99.2% Class S;              95.9%                   43.3%
Insurance Company                         100.0% Class S2;
1475 Dunwoody Dr                           Beneficial
West Chester, PA
19380-1478



----------
(1) On a PRO FORMA basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on October 10, 2006.

                      (This page intentionally left blank)

                                     PART B

                               ING INVESTORS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 NOVEMBER 22, 2006

Acquisition of the Assets and Liabilities of:  By and in Exchange for Shares of:
        ING VP Natural Resources Trust          ING Global Resources Portfolio
       7337 East Doubletree Ranch Road         (a series of ING Investors Trust)
        Scottsdale, Arizona 85258-2034         7337 East Doubletree Ranch Road
                                                Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING Investors Trust ("SAI") is available to the shareholders of ING VP Natural Resources Trust in connection with a proposed transaction whereby all of the assets and known liabilities of the ING VP Natural Resources Trust will be transferred to ING Global Resources Portfolio, a series of ING Investors Trust, in exchange for shares of ING Global Resources Portfolio.

This SAI consists of: (i) this cover page; (ii) the accompanying PRO FORMA Financial Statements; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

     1. The SAI for ING Global Resources Portfolio, dated April 28, 2006, as filed on April 27, 2006, and the SAI for ING VP Natural Resources Trust, dated April 28, 2006, as filed on April 27, 2006.

     2. The Financial Statements of ING Global Resources Portfolio are included in the Class S Annual Report dated December 31, 2005, as filed on March 10, 2006, and Class S Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006; and the Financial Statements of the ING VP Natural Resources Trust are included in the Annual Report, dated December 31, 2006, as filed on March 10, 2006, and the Semi-Annual Report, dated June 30, 2006, as filed on August 31, 2006.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 5, 2006, relating to the Reorganization of ING VP Natural Resources Trust may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                         PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Portfolio and PRO FORMA Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2006. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated PRO FORMA figures for the combined Portfolio. The tables are followed by the Notes to the PRO FORMA Financial Statements.

      STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)



                                                                                                               ING
                                                                                                         GLOBAL RESOURCES
                                                                                                            PORTFOLIO
                                                                                                            PRO FORMA
                                                        ING               ING                               COMBINED
                                                     VP NATURAL     GLOBAL RESOURCES    PRO FORMA         (POST-MERGER
                                                  RESOURCES TRUST      PORTFOLIO       ADJUSTMENTS           EXPENSE)
                                                  ----------------------------------------------------------------------
ASSETS:
Investments in securities at value+*              $    128,860,106  $    539,789,874                    $    668,649,980
Short-term investments at amortized cost                         -       115,234,563                         115,234,563
Repurchase agreement                                     2,589,000        13,573,000                          16,162,000
Foreign currencies at value**                              237,786           695,804                             933,590
Receivables:
       Investment securities sold                        2,527,827         5,410,747                           7,938,574
       Fund shares sold                                    454,347           180,881                             635,228
       Dividends and interest                               84,993           520,925                             605,918
Reimbursement due from manager                               5,825                 -                               5,825
Prepaid expenses                                             3,613             4,133                               7,746
                                                  ----------------------------------------------------------------------
       Total assets                                    134,763,497       675,409,927                         810,173,424
                                                  ----------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased              3,896,592        14,635,420                          18,532,012
Payable for fund shares redeemed                            39,489           640,704                             680,193
Payable upon receipt of securities loaned                        -       115,234,563                         115,234,563
Accrued unified fees                                             -           274,626                             274,626
Payable to custodian due to bank overdraft                 210,105           105,428                             315,533
Payable to affiliates                                      115,425                 -                             115,425
Payable for trustee fees                                    26,023                 -                              26,023
Accrued distribution and service fees                            -           106,742                             106,742
Other accrued expenses and liabilities                      27,861                 -        33,250(A)             61,111
                                                  ----------------------------------------------------------------------
       Total liabilities                                 4,315,495       130,997,483        33,250           135,346,228
                                                  ----------------------------------------------------------------------
NET ASSETS                                        $    130,448,002  $    544,412,444  $    (33,250)     $    674,827,196
                                                  ======================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                   $     90,065,696  $    376,122,824                    $    466,188,520
Undistributed net investment income                         20,137           117,083       (33,250)(A)           103,970
Accumulated net realized gain on investments and
  foreign currency related transactions                 25,326,383       134,640,013                         159,966,396
Net unrealized appreciation of investments and
  foreign currency related transactions                 15,035,786        33,532,524                          48,568,310
                                                  ----------------------------------------------------------------------
NET ASSETS                                        $    130,448,002  $    544,412,444  $    (33,250)     $    674,827,196
                                                  ======================================================================

+ Including securities loaned at value            $              -  $    113,794,143                    $    113,794,143
*Cost of investments in securities                $    113,834,618  $    506,249,483                    $    620,084,101
**Cost of foreign currencies                      $        227,506  $        704,380                    $        931,886

                                                                 CLASS I:                          CLASS I:
   Net Assets                                                  n/a  $     18,531,056                    $     18,531,056
   Shares authorized                                           n/a         unlimited                           unlimited
   Par value                                                   n/a  $          0.001                    $          0.001
   Shares outstanding                                          n/a           790,186                             790,186
   Net asset value and redemption price per share              n/a  $          23.45                    $          23.45

                                                                 CLASS S:                          CLASS S:
   Net Assets                                     $    130,448,002  $    496,086,761  $    (33,250)(A)  $    626,501,513
   Shares authorized                                     unlimited         unlimited                           unlimited
   Par value                                      $          0.001  $          0.001                    $          0.001
   Shares outstanding                                    4,738,531        21,240,829       844,292(B)         26,823,652
   Net asset value and redemption price per share $          27.53  $          23.36                    $          23.36

                                                                 CLASS S2:                          CLASS S2:
   Net Assets                                                  n/a  $     29,794,627                    $     29,794,627
   Shares authorized                                           n/a         unlimited                           unlimited
   Par value                                                   n/a  $          0.001                    $          0.001
   Shares outstanding                                          n/a         1,281,453                           1,281,453
   Net asset value and redemption price per share              n/a  $          23.25                    $          23.25



(A) Reflects adjustment for estimated one time merger expenses to be borne by ING VP Natural Resources Trust shareholders (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).
(B) Reflects new shares issued, net of retired shares of ING VP Natural Resources Trust. Calculation: Net Assets DIVIDED BY NAV per share)

       See Accompanying Notes to Unaudited Pro Forma Financial Statements

 STATEMENTS OF OPERATIONS FOR THE TWELVE MONTHS ENDED JUNE 30, 2006 (UNAUDITED)



                                                                                                                ING
                                                                                                          GLOBAL RESOURCES
                                ING                             ING                                          PORTFOLIO
                        VP NATURAL RESOURCES              GLOBAL RESOURCES                PRO FORMA           PRO FORMA
                     TRUST (DISAPPEARING FUND)          PORTFOLIO (SURVIVOR)             ADJUSTMENTS          COMBINED
                     -------------------------          --------------------          -----------------     -------------
INVESTMENT INCOME:
Dividends, net of
  foreign taxes
  withheld*          $                 949,945          $          5,307,536                                $   6,257,481
Interest                               138,962                       338,161                                      477,123
Securities lending
  income                                     -                       244,457                                      244,457
Other                                        -                        10,594                                       10,594
                     -------------------------          --------------------          -----------------     -------------
  Total investment
    income                           1,088,907                     5,900,748                          -         6,989,655

EXPENSES:
Investment
  management /
  Unified fees                         985,058   1.00%             2,741,770   0.64%           (351,383)(A)     3,375,445
Distribution fees:
  Class S                                    -                       980,682   0.25%            246,265(A)      1,226,947
  Class S2                                   -                       116,418   0.50%                              116,418
Transfer agent fees                        164   0.00%                     -                       (164)(B)             -
Administrative
  service fees                          98,504   0.10%                     -                    (98,504)(B)             -
Shareholder
  reporting
  expense                               41,084   0.04%                     -                    (41,084)(B)             -
Registration fees                        1,016   0.00%                     -                     (1,016)(B)             -
Professional fees                       42,311   0.04%                     -                    (42,311)(B)             -
Custody and
  accounting
  expense                               21,597   0.02%                     -                    (21,597)(B)             -
Trustee fees                             1,095   0.00%                13,775   0.00%                  -            14,870
Insurance expense                          604   0.00%                     -                       (604)(B)             -
Interest expense                           791   0.00%                     -                       (791)(B)             -
Miscellaneous
  expense                                6,030   0.01%                     -                     (6,030)(B)             -
                     -------------------------          --------------------          -----------------     -------------
  Total expenses                     1,198,254   1.21%             3,852,645   0.65%           (317,219)        4,733,680
                     -------------------------          --------------------          -----------------     -------------
Less:
  Net waived and
    reimbursed/
    recouped fees                      (92,251) -0.09%               (23,375) -0.01%             92,251(A)        (23,375)
                     -------------------------          --------------------          -----------------     -------------
  Net expenses                       1,106,003   1.12%             3,829,270   0.64%           (409,470)        4,757,055
                     -------------------------          --------------------          -----------------     -------------
Net investment
  income                               (17,096)                    2,071,478                    409,470         2,232,600
                     -------------------------          --------------------          -----------------     -------------
NET REALIZED AND
  UNREALIZED
  GAIN ON
  INVESTMENTS AND
  FOREIGN CURRENCY
  RELATED
  TRANSACTIONS:
Net realized gain
  (loss) on:
  Investments                       21,589,241                   110,323,881                                  131,913,122
  Foreign currency
    related
    transactions                        (7,956)                   (1,781,603)                                  (1,789,559)
                     -------------------------          --------------------          -----------------     -------------
  Net realized
    gain (loss)                     21,581,285                   108,542,278                          -       130,123,563
                     -------------------------          --------------------          -----------------     -------------
Net change in
  unrealized
  appreciation or
  depreciation on:
  Investments                        8,550,017                    19,121,993                                   27,672,010
  Foreign currency
    related
    transactions                        10,147                        25,307                                       35,454
                     -------------------------          --------------------          -----------------     -------------
  Net change in
    unrealized
    appreciation or
    depreciation                     8,560,164                    19,147,300                          -        27,707,464
                     -------------------------          --------------------          -----------------     -------------
Net realized and
  unrealized gain
  on investments
  and foreign
  currency related
  transactions                      30,141,449                   127,689,578                          -       157,831,027
                     -------------------------          --------------------          -----------------     -------------
NET INCREASE
  (DECREASE) IN
  NET ASSETS
  RESULTING
  FROM OPERATIONS    $              30,124,353          $        129,761,056          $          409,470    $ 160,063,627
                     =========================          ====================          =================     =============

----------
* Foreign taxes
  withheld           $                  49,579          $            259,411          $               -     $     308,990


----------

(A)  Reflects adjustment in expenses due to effects of new contractual rates.
(B) Reflects adjustment in expenses due to elimination of expenses included in unified management fee structure.

       See Accompanying Notes to Unaudited Pro Forma Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)



                              ING GLOBAL                                                                                  ING GLOBAL
  ING VP         ING GLOBAL   RESOURCES                                           ING VP     ING GLOBAL                   RESOURCES
  NATURAL         RESOURCES   PORTFOLIO                                           NATURAL     RESOURCES    PRO FORMA      PORTFOLIO
 RESOURCES       PORTFOLIO    PRO FORMA                                          RESOURCES   PORTFOLIO    ADJUSTMENTS     PRO FORMA
-----------------------------------------------------------------------------------------------------------------------------------
                   Shares                                                                                 Value
----------------------------------------                                      -----------------------------------------------------
COMMON STOCK:       99.0%

                                                  CHEMICALS:                          0.0%
        745        3,300         4,045  @, @@     Arkema ADR                       29,064      128,739                      157,803
                                                                              -----------------------------------------------------
                                                                                   29,064      128,739                      157,803
                                                                              -----------------------------------------------------

                                                  COAL:                               2.5%
     31,600      139,400       171,000  L         Arch Coal, Inc.               1,338,892    5,906,378                    7,245,270
     15,300       64,500        79,800            Massey Energy Co.               550,800    2,322,000                    2,872,800
     23,400      103,300       126,700            Peabody Energy Corp.          1,304,550    5,758,975                    7,063,525
                                                                              -----------------------------------------------------
                                                                                3,194,242   13,987,353                   17,181,595
                                                                              -----------------------------------------------------

                                                  ELECTRIC:                          2.4%
     14,200       60,000        74,200  L         Empire District Electric Co.    291,810    1,233,000                    1,524,810
    103,558      432,500       536,058  @, L      Mirant Corp.                  2,775,354   11,591,000                   14,366,354
                                                                              -----------------------------------------------------
                                                                                3,067,164   12,824,000                   15,891,164
                                                                              -----------------------------------------------------

                                                  ENERGY - ALTERNATE SOURCES:         1.5%
    123,800      534,800       658,600  @, L      KFX, Inc.                     1,891,664    8,171,744                   10,063,408
                                                                              -----------------------------------------------------
                                                                                1,891,664    8,171,744                   10,063,408
                                                                              -----------------------------------------------------

                                                  ENGINEERING & CONSTRUCTION:         0.9%
     25,650      107,700       133,350  @         McDermott International, Inc. 1,166,306    4,897,119                    6,063,425
                                                                              -----------------------------------------------------
                                                                                1,166,306    4,897,119                    6,063,425
                                                                              -----------------------------------------------------

                                                  INVESTMENT COMPANIES:               0.4%
     99,200      435,800       535,000  @, @@     Energy XXI Acquisition Corp.
                                                    Bermuda Ltd.                  500,960    2,200,790                    2,701,750
                                                                              -----------------------------------------------------
                                                                                  500,960    2,200,790                    2,701,750
                                                                              -----------------------------------------------------

                                                  IRON/STEEL:                         1.9%
      5,600       24,300        29,900  L         Cleveland-Cliffs, Inc.          444,024    1,926,747                    2,370,771
     30,100      132,100       162,200  @@, L     Mittal Steel Co. NV             918,351    4,030,371                    4,948,722
     14,900       64,300        79,200            United States Steel Corp.     1,044,788    4,508,716                    5,553,504
                                                                              -----------------------------------------------------
                                                                                2,407,163   10,465,834                   12,872,997
                                                                              -----------------------------------------------------

                                                  MINING:                            20.9%
     54,900      232,400       287,300  @@        Agnico-Eagle Mines Ltd.       1,816,092    7,687,792                    9,503,884
     25,200      100,500       125,700  @@        Alcan, Inc.                   1,182,888    4,717,470                    5,900,358
     13,300       56,500        69,800  @@, L     Anglogold Ashanti Ltd. ADR      639,996    2,718,780                    3,358,776
     78,836      370,000       448,836  @@        Aquarius Platinum Ltd.        1,173,548    5,507,800                    6,681,348
    120,941      512,700       633,641  @, @@     Bema Gold Corp.                 607,124    2,573,754                    3,180,878
     15,400       62,400        77,800  @@, L     BHP Billiton Ltd. ADR           663,278    2,687,568                    3,350,846
     32,000      138,620       170,620  @@        Cameco Corp.                  1,274,783    5,522,200                    6,796,983
     13,500       55,800        69,300  @, L      Century Aluminum Co.            481,815    1,991,502                    2,473,317
     50,000      264,680       314,680  @@, L     Cia Vale do Rio Doce ADR      1,202,000    6,362,907                    7,564,907
    165,400      722,100       887,500  L         Coeur d'Alene Mines Corp.       795,574    3,473,301                    4,268,875
    223,100      965,600     1,188,700  @, @@     Eldorado Gold Corp.           1,083,223    4,688,302                    5,771,525
     18,400       77,300        95,700  @@, #     First Quantum Minerals Ltd.     824,811    3,465,101                    4,289,912
     10,200       44,180        54,380  L         Freeport-McMoRan Copper &
                                                    Gold, Inc.                    565,182    2,448,014                    3,013,196
     32,600      140,830       173,430  @, @@     Glamis Gold Ltd.              1,234,236    5,339,000                    6,573,236
     40,000      180,000       220,000  @@        Gold Fields Ltd.                907,969    4,085,861                    4,993,830
     20,100      143,700       163,800  @@        GoldCorp, Inc.                  607,422    4,342,614                    4,950,036
     89,100      390,400       479,500  @, L      Hecla Mining Co.                467,775    2,049,600                    2,517,375
      9,500       39,700        49,200  @@        Inco Ltd.                       626,050    2,616,230                    3,242,280
    114,400      440,600       555,000  @, @@     Kinross Gold Corp.            1,245,816    4,798,134                    6,043,950
    612,700    2,656,449     3,269,149  @@        Lihir Gold Ltd.               1,345,997    5,835,763                    7,181,760
     86,300      363,700       450,000  @, @@     Major Drilling Group
                                                    International               1,725,536    7,272,045                    8,997,581
     37,084         --          37,084  @, @@     Novagold Resources, Inc.        475,417         --                        475,417
     20,700       91,400       112,100  L         Phelps Dodge Corp.            1,700,712    7,509,424                    9,210,136
     64,400      273,900       338,300  @, @@, L  Randgold Resources Ltd. ADR   1,352,400    5,751,900                    7,104,300
      2,900       12,600        15,500  @@        Rio Tinto PLC ADR               608,159    2,642,346                    3,250,505
    162,500      858,800     1,021,300  @, @@     Shore Gold, Inc.                723,484    3,823,556                    4,547,040
     16,900       79,540        96,440  @@, #     Teck Cominco Ltd.             1,014,030    4,772,543                    5,786,573
                                                                              -----------------------------------------------------
                                                                               26,345,317  114,683,507                  141,028,824
                                                                              -----------------------------------------------------

                                                  OIL & GAS:                         48.9%
     46,522      194,000       240,522  @, I      Arena Resources, Inc.         1,595,239    6,652,260                    8,247,499
     44,900      187,500       232,400            Cabot Oil & Gas Corp.         2,200,100    9,187,500                   11,387,600
     36,900      153,800       190,700            ConocoPhillips                2,418,057   10,078,514                   12,496,571
     57,170      306,900       364,070  @, L      Delta Petroleum Corp.           979,322    5,257,197                    6,236,519
     69,800      266,600       336,400  @         Denbury Resources, Inc.       2,210,566    8,443,222                   10,653,788
     51,700      194,900       246,600            ENSCO International, Inc.     2,379,234    8,969,298                   11,348,532
     91,542      478,600       570,142  @, L      EXCO Resources, Inc.          1,043,579    5,456,040                    6,499,619
    145,000      604,700       749,700            ExxonMobil Corp.              8,895,750   37,098,345                   45,994,095
     30,600      100,600       131,200  @         Global Santa Fe Corp.         1,767,150    5,809,650                    7,576,800
     57,100      238,600       295,700  L         Hess Corp.                    3,017,735   12,610,010                   15,627,745
       --              2             2            Hugoton Royalty Trust              --             59                           59
     18,800       96,300       115,100  @@        LUKOIL ADR                    1,556,917    7,975,056                    9,531,973
     25,200      105,000       130,200            Marathon Oil Corp.            2,099,160    8,746,500                   10,845,660
     75,000      277,600       352,600  @         Newfield Exploration Co.      3,670,500   13,585,744                   17,256,244
     19,500       86,521       106,021  @@, #     OAO Gazprom ADR               2,043,099    9,065,179                   11,108,278
     42,600      195,500       238,100            Occidental Petroleum Corp.    4,368,630   20,048,525                   24,417,155
     64,101      267,600       331,701  @, L      Parallel Petroleum Corp.      1,583,936    6,612,396                    8,196,332
     60,000      269,600       329,600  @, I, L   PetroHawk Energy Corp.          756,000    3,396,960                    4,152,960
       --        450,200       450,200  @@        Petroleo Brasileiro SA             --     10,018,764                   10,018,764
     29,605         --          29,605  @@        Petroleo Brasileiro SA ADR    2,363,663         --                      2,363,663
     69,900      277,400       347,300  @, L      Plains Exploration &
                                                    Production Co.              2,833,746   11,245,796                   14,079,542
     67,900      288,800       356,700  L         Rowan Cos., Inc.              2,416,561   10,278,392                   12,694,953
     69,600      295,100       364,700  @@        Royal Dutch Shell PLC ADR     4,661,808   19,765,798                   24,427,606
     89,300      332,600       421,900  @, L      Southwestern Energy Co.       2,782,588   10,363,816                   13,146,404
     13,000       56,600        69,600  @@        Suncor Energy, Inc.           1,053,130    4,585,166                    5,638,296
     29,800      132,000       161,800  @@        Total SA ADR                  1,952,496    8,648,640                   10,601,136
      7,800       33,490        41,290  @, L      Transocean, Inc.                626,496    2,689,917                    3,316,413
     59,500      230,343       289,843            XTO Energy, Inc.              2,634,065   10,197,285                   12,831,350
                                                                              -----------------------------------------------------
                                                                               63,909,527  266,786,029                  330,695,556
                                                                              -----------------------------------------------------

                                                  OIL & GAS SERVICES:                19.6%
     89,556      365,800       455,356  @         Dresser-Rand Group, Inc.      2,102,775    8,588,984                   10,691,759
     39,400      169,500       208,900  @         FMC Technologies, Inc.        2,657,924   11,434,470                   14,092,394
     38,900      153,500       192,400  @         Grant Prideco, Inc.           1,740,775    6,869,125                    8,609,900
     75,360      280,500       355,860  @         Hercules Offshore, Inc.       2,637,600    9,817,500                   12,455,100
    131,128      547,600       678,728  @         Key Energy Services, Inc.     1,999,702    8,350,900                   10,350,602
     31,200      122,700       153,900  @, L      National-Oilwell, Inc.        1,975,584    7,769,364                    9,744,948
     83,600      349,000       432,600            Schlumberger Ltd.             5,443,196   22,723,390                   28,166,586
     97,800      358,800       456,600  @         Superior Energy Services      3,315,420   12,163,320                   15,478,740
     90,200      361,300       451,500  @         Weatherford International
                                                    Ltd.                        4,475,723   17,927,706                   22,403,429
                                                                              -----------------------------------------------------
                                                                               26,348,699  105,644,759                  131,993,458
                                                                              -----------------------------------------------------

                                                  Total Common Stock          128,860,106  539,789,874                  668,649,980
                                                                              -----------------------------------------------------
                                                  (Cost)                      113,834,618  506,249,483                  620,084,101
                                                                              -----------------------------------------------------


       See Accompanying Notes to Unaudited Pro Forma Financial Statements

----------------------------------------                                      -----------------------------------------------------
         Principal Amount                                                                                Value
----------------------------------------                                      -----------------------------------------------------

SHORT-TERM INVESTMENTS:       19.5%

                                                  REPURCHASE AGREEMENTS:             2.4%
                                                  Morgan Stanley Repurchase
                                                  Agreement dated, 06/30/06,
                                                  5.200%, due 07/03/06,
                                                  $13,578,882 to be received
                                                  upon repurchase
                                                  (Collaterallized by
                                                  $15,665,000 Various
                                                  Government Agencies,
                                                  2.750%, Market Value plus
                                                  accrued interest $14,905,508,
$     --        $13,573,000   13,573,000          due 06/01/0-07/23/07)       $     --     $13,573,000                   13,573,000

                                                  Goldman Sachs Repurchase
                                                  Agreement dated 06/30/06,
                                                  5.230%, due 07/30/06,
                                                  $2,590,128 to be received
                                                  upon repurchase
                                                  (Collateralized by
                                                  $2,680,000 Federal National
                                                  Mortgage Association, 5.250%,
                                                  Market Value plus accrued
                                                  interest $2,641,091 due
   2,589,000       --          2,589,000          04/18/06)                     2,589,000       --                        2,589,000
                                                                              -----------------------------------------------------
                                                  Total Repurchase Agreements   2,589,000   13,573,000                   16,162,000
                                                                              -----------------------------------------------------
                                                  (Cost)                        2,589,000   13,573,000                   16,162,000

                                                  SECURITIES LENDING COLLATERAL(CC):     17.1%
                                                  The Bank of New York
                                                  Institutional Cash Reserves
       --       115,234,563  115,234,563          Fund                             --      115,234,563                  115,234,563
                                                                              -----------------------------------------------------
                                                  Total Securities Lending
                                                  Collateral                       --      115,234,563                  115,234,563
                                                                              -----------------------------------------------------
                                                  (Cost)                           --      115,234,563                  115,234,563

                                                  Total Short-Term Investments  2,589,000  128,807,563                  131,396,563
                                                                              -----------------------------------------------------
                                                  (Cost)                        2,589,000  128,807,563                  131,396,563

                                                  TOTAL INVESTMENTS IN
                                                  SECURITIES         118.5%  $131,449,106 $668,597,437                 $800,046,543
                                                  (COST)*                     116,423,618  635,057,046                  751,480,664
                                                  OTHER ASSETS AND
                                                  LIABILITIES        (18.5)    (1,001,104)(124,184,993)      (33,250)  (125,219,347)
                                                                     --------------------------------------------------------------
                                                  NET ASSETS         100.0%  $130,448,002 $544,412,444      $(33,250)  $674,827,196
                                                                     ==============================================================

                    ------------------------
                      @  Non-income producing security
                     @@  Foreign Issuer
                    ADR  American Depositary Receipt
                     cc  Securities purchased with cash collateral for securities loaned.
                      #  Securities with purchases pursuant to Rule 144A, under the Securities Act of
                         1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors/Trustees.
                      I  Illiquid security
                      L  Loaned security, a portion or all of the security is on loan at June 30,
                         2006.
                      *  Cost for federal income tax purposes is             $116,597,717 $635,582,256                 $752,179,973
                         Net unrealized appreciation consists of:
                           Gross Unrealized Appreciation                     $ 16,877,246 $ 51,038,603                 $ 67,915,849
                           Gross Unrealized Depreciation                       (2,025,857) (18,023,422)                 (20,049,279)
                                                                             ------------------------------------------------------
                           Net Unrealized Appreciation                       $ 14,851,389 $ 33,015,181                 $ 47,866,570
                                                                             ======================================================


       See Accompanying Notes to Unaudited Pro Forma Financial Statements

               NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 - BASIS OF COMBINATION:

     The Board of Trustees of the ING VP VP Natural Resources Trust Trust ("VP Natural Resources Trust") and the ING Global Resources Portfolio ("Global Resources"), approved an Agreement and Plan of Reorganization dated May 25, 2006, respectively (the "Plan") whereby, subject to approval by the shareholders of VP Natural Resources Trust, Global Resources will acquire all of the assets of the VP Natural Resources Trust, subject to the liabilities of such Portfolio, in exchange for a number of shares of Global Resources equal in value to the net assets of VP Natural Resources Trust (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies with Global Resources remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at at an earlier date. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of VP Natural Resources Trust and Global Resources at June 30, 2006. The unaudited pro forma statement of operations reflects the results of operations of VP Natural Resources Trust and Global Resources for the twelve-months ended June 30, 2006. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for VP Natural Resources Trust and Global Resources under accounting principles generally accepted in the country-regionplaceUnited States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP Natural Resources Trust for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees ("Board") of the Portfolios. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of Global Resources issued in connection with the proposed acquisition of VP Natural Resources Trust by Global Resources as of June 30, 2006. The number of additional shares issued was calculated by dividing the net asset value of the undesignated shares of VP Natural Resources Trust by the respective Class S net asset value per share of Global Resources.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2006. VP Natural Resources Trust expenses were adjusted assuming Global Resources's fee structure was in effect for the twelve months ended June 30, 2006.

NOTE 5 - MERGER COSTS:

     Merger costs to be incurred by VP Natural Resources Trust are estimated at approximately $33,250. These costs represent one half of the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Merger.

NOTE 6 - USE OF ESTIMATES IN PREPARATION OF PRO FORMA FINANCIAL STATEMENTS:

     Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with placecountry-regionU.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                                                             3 EASY WAYS TO VOTE
            VOTE BY PHONE: CALL TOLL-FREE 1-888-221-0697 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO Proxyweb.com AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
     VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE VOTING
                                             INSTRUCTION CARD, SIGN AND DATE THE
                    VOTING INSTRUCTION CARD AND RETURN IN THE ENVELOPE PROVIDED. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR VOTING
                                                               INSTRUCTION CARD.

                                                 SPECIAL MEETING OF SHAREHOLDERS
                                                                 JANUARY 4, 2007
                                  PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES


FUND/INSURANCE COMPANY NAME PRINTS HERE


     The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the "Portfolio") attributable to his or her contract or interest therein as directed on the reverse side of this Form. IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTION FORM, THE INSURANCE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO ALL VOTING INSTRUCTIONS FOR THE PORTFOLIO ACTUALLY RECEIVED FROM CONTRACT OWNERS IN THE SEPARATE ACCOUNT, WHEN APPLICABLE. THE PROXIES VOTING SHARES AT THE SPECIAL MEETING ON BEHALF OF THE INSURANCE COMPANY ARE AUTHORIZED TO VOTE, AT THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.


             VOTING INSTRUCTION FORM MUST BE SIGNED AND DATED BELOW.



--------------------------------                      -----------------
Signature (s) (if held jointly)                       Date


     NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/ PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR VOTING INSTRUCTION CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

        THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:


1. To approve an Agreement and Plan of Reorganization by and among ING VP Natural Resources Trust and ING Global Resources Portfolio, providing for the reorganization of ING VP Natural Resources Trust with and into ING Global Resources Portfolio.


     For / /                       Against / /                    Abstain / /

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[INSERT ING LOGO & ADDRESS]


                                                             3 EASY WAYS TO VOTE
            VOTE BY PHONE: CALL TOLL-FREE 1-888-221-0697 AND FOLLOW THE RECORDED
                                                                   INSTRUCTIONS.
           VOTE ON THE INTERNET: LOG ON TO Proxyweb.com AND FOLLOW THE ON-SCREEN
                                                                   INSTRUCTIONS.
VOTE BY MAIL: CHECK THE APPROPRIATE BOXES ON THE REVERSE SIDE OF THE PROXY CARD,
               SIGN AND DATE THE PROXY CARD AND RETURN IN THE ENVELOPE PROVIDED. If you vote via phone or the Internet, YOU DO NOT NEED TO RETURN YOUR VOTING
                                                               INSTRUCTION CARD.

                                                  ING VP NATURAL RESOURCES TRUST
       PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 4, 2007
                      THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES


ING VP NATURAL RESOURCES TRUST


     The undersigned hereby appoints Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on January 4, 2007 at 10:00a.m., Local time and at any adjournment(s) or postponement(s) thereof.


This proxy will be voted as specified. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL.

  PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED
                                    ENVELOPE.



-------------------------------                        -----------------
Signature (s) (if held jointly)                        Date


     This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. /X/ PLEASE DO NOT USE FINE POINT PENS.

     TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                 THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:


1. To approve an Agreement and Plan of Reorganization by and among ING VP Natural Resources Trust and ING Global Resources Portfolio, providing for the reorganization of ING VP Natural Resources Trust with and into ING Global Resources Portfolio.


     For / /                       Against / /                    Abstain / /

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE.

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Reference is made to Article V, Section 5.4 of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with Directed Services Inc. ("DSI"), and the Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements"). Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

Section 6 of the Distribution Agreement between the Trust and Directed Services, Inc. ("DSI") provides the following:

DSI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, except a loss resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

Section 7 of the Administration Agreement between the Trust and ING Funds Services LLC provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Trust in that fiscal year of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1) (a) Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment no. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17) - previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, the GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (c) Amendment #2 dated May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (d) Amendment #3 dated June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (e) Amendment #4 dated June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

     (f) Amendment #5 dated August 25, 2003 to the Trust's Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (g) Amendment #6 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (h) Amendment #7 dated September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 - previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

     (i) Amendment #9 dated November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust - previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (j) Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (k) Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (l) Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (m) Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (n) Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (o) Amendment #15, effective September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (p) Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (q) Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (r) Amendment #18 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (s) Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(2) By-laws - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Global Resources Portfolio series, and ING VP Natural Resources Trust - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 18, 2006, File No. 333-135844, and incorporated herein by reference.

(5) Instruments Defining Rights of Security Holders - previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on
     May 3, 1999, File No. 33-23512, and incorporated herein by reference.

(6)  (a)  (i)     Management Agreement dated October 24, 1997 as amended May 24,
                  2002 - previously filed as an exhibit to Post-Effective
                  Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File
                  No. 33-23512, and incorporated herein by reference.

          (ii) Amended Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Form of Amended Schedule B Compensation for Services to Series -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) First Amendment to Investment Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Investment Management Agreement between ING Investors Trust and ING Investments, LLC dated February 25, 2004 (24) -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (vi) First Amendment to Management Agreement effective September 2, 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (b)  Portfolio Management Agreements

          (i) Form of Portfolio Management Agreement with Baring International Investment Limited dated March 31, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Interim Sub-Advisory Agreement dated January 1, 2006, between Directed Services, Inc., ING Investors Trust and ING Investment Management, Co. regarding ING Global Resources Portfolio - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(7) (a) Amended and Restated Distribution Agreement dated June 14, 1996, as Amended and Restated February 26, 2002 -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Amendment to Amended and Restated Distribution Agreement as of October 1, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (c) Amended Schedule A effective May 2, 2005 Schedule of Series with respect to ING Investors Trust Amended and Restated Distribution Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d) Distribution Agreement dated August 21, 2003 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (i) Amendment dated October 1, 2003 to Distribution Agreement dated August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (e) Distribution Agreement dated April 29, 2005 between ING Investors Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (f) Distribution Plan dated November 5, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING

          Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (i) Amended Schedule A Schedule of Series with Respect to ING Investors Trust Distribution. - previously filed as an exhibit to the Registration Statement on Form N-1A of the ING Investors Trust as filed on November 28, 2005, file
                  No. 33-23512, and incorporated herein by reference.

          (ii) Reduction in fee letter for Class A (to be renamed Service 2 Class) shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g) Amended and Restated Shareholder Service and Distribution Plan for Adviser Class (formerly, Retirement Class) dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Reduction in fee letter for Adviser Class shares dated January 6, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

(8) Deferred Compensation Plan for Independent Directors effective September 15, 2005 - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 18, 2006, File No. 333-135844, and incorporated herein by reference.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on September 2, 2003, File No. 33-23512, and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (i) Amended Exhibit A to the Foreign Custody Agreement - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(10) (a) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust approved March 30, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust. -- previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 27, 2006, File No. 33-23512, and incorporated herein by reference.

(11) Opinion and Consent of Counsel - previously filed as an exhibit to the Registration Statement on Form N-14 of the ING Investors Trust as filed on July 18, 2006, File No. 333-135844, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13) (a)  (i)     Administrative Services Sub-Contract between DSI, Inc. and ING
                  Funds Services, LLC dated January 2, 2003 -- previously filed as an exhibit to Post- Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust
                  (formerly, The GCG Trust) filed on August 1, 2003, File No.
                  33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A to Administrative Services Sub-Contract between DSI, Inc. and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Administrative and Shareholder Service Agreement dated September 27, 2000 by and between Directed Services, Inc. and Security Life of Denver Insurance Company -- previously filed as an exhibit to the Registration Statement on Form N-1A of the ING Investors Trust, as filed on July 26, 2005, File
                  No. 33-23512, and incorporated herein by reference.

          (iii) Administrative and Shareholder Service Agreement dated December 11, 2000 by and between Directed Services, Inc. and Southland Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 filed with the Securities and Exchange Commission on October 13, 2000, File No. 33-97852, and incorporated herein by reference.

          (iv) Amended and Restated Administration Agreement dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 29, 2005, File No. 33-23512, and incorporated herein by reference.

          (v) Administration Agreement dated May 3, 2004 between ING Investors Trust and ING Funds Services, LLC -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (vi) Amended Schedule A to the Administration Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust filed on July 26, 2005, File No. 33-23512, and incorporated herein by reference.

     (b) Fund Accounting Agreement with Bank of New York dated January 6, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

     (c)  (i)     Amended and Restated Shareholder Services Agreement for ING
                  Investors Trust dated April 29, 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration
                  Statement on Form N-1A of the ING Investors Trust filed on
                  April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (i) Third Party Brokerage Agreement dated March 1, 2002 between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (ii) Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I dated August 7, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Global Securities Lending Supplement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (d)  (i)     Organizational Agreement for Golden American Life Insurance
                  Company-- previously filed as an exhibit to Post-Effective
                  Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May
                  3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the 33-23512, and incorporated herein by reference.

          (iii) Organizational Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

                  (A) Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (e)  (i)     Settlement Agreement for Golden American Life Insurance
                  Company -- previously filed as an exhibit to Post-Effective
                  Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May
                  3, 1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 26, 1997, File No. 33-23512, and incorporated herein by reference.

          (iii) Settlement Agreement for The Mutual Benefit Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

          (iv) Assignment Agreement for Settlement Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on May 3, 1999, File No. 33-23512, and incorporated herein by reference.

     (f)  (i)     Indemnification Agreement dated March 20, 1991 between The
                  Specialty Managers Trust and Directed Services, Inc.-- previously filed as an exhibit to Post-Effective Amendment No.
                  40 to the Registration Statement on Form N-1A of the ING
                  Investors Trust (formerly, The GCG Trust) filed on May 3,
                  1999, File No. 33-23512, and incorporated herein by reference.

          (ii) Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

                  (A) Form of Schedule A with respect to Indemnification Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

     (g)  (i)     Participation Agreement dated April 30, 2003 among ING Life
                  Insurance and Annuity Company, The GCG Trust (renamed ING
                  Investors Trust effective May 1, 2003) and Directed Services,
                  Inc. -- previously filed as an exhibit to Post-Effective
                  Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on
                  August 1, 2003, File No. 33-23512, and incorporated herein by reference.

          (ii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iii) Participation Agreement dated April 30, 2003 among ReliaStar Life Insurance Company of New York, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on August 1, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Form of First Amendment to Participation Agreement dated May 2004 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (iv) Participation Agreement dated May 1, 2003 among Golden American Life Insurance Company, The GCG Trust and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (v) Form of Participation Agreement among Equitable Life Insurance Company of Iowa, The GCG Trust (renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (vi) Form of Participation Agreement dated May 1, 2004 among Security Life of Denver, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

                  (A) Amendment to Private Placement Participation Agreement dated June 27, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (vii) Form of Participation Agreement among Southland Life Insurance Company, The GCG Trust (renamed ING Investors Trust effective May 1, 2003), and Directed Services, Inc. -- previously filed as an exhibit to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on April 30, 2003, File No. 33-23512, and incorporated herein by reference.

          (viii) Participation Agreement dated May 1, 2003 among United Life and Annuity Insurance Co., ING Investors Trust, and Directed Services, Inc -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (ix) Form of Fund Participation Agreement dated September 2, 2003 among Golden American Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services Inc., American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) filed on November 5, 2003, File No. 33-23512, and incorporated herein by reference.

          (x) Participation Agreement among ING Investors Trust (formerly, The GCG Trust), Directed Services, Inc., and Security Equity Life Insurance Company -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Assignment of and Amendment #1 to Participation Agreement Among ING Investors Trust, Directed Services, Inc., and Security Equity Life Insurance Company dated October 13, 1994 -- previously filed as an exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust filed on February 27, 2004, File No. 33-23512, and incorporated herein by reference.

          (xi) Form of Fund Participation Agreement dated September 2, 2003, as amended and restated April 2004 among ING USA Annuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, American Funds Insurance Series, and Capital Research and Management Company -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xii) Form of Participation Agreement Among ING Investors Trust and ING Insurance Company of America and Directed Services, Inc. dated January 2005 -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11, 2005, File No. 33-23512, and incorporated herein by reference.

          (xiii) Fund Participation Agreement, dated May 17, 2004, between ING USAAnnuity and Life Insurance Company, Reliastar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and Management Company - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

     (h)  (i)     Allocation Agreement dated May 24, 2002 - Fidelity Bond --
                  previously filed as an exhibit to Post-Effective Amendment No.
                  60 to the Registration Statement on

                  Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A with respect to the Allocation Agreement - Blanket Bond - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                  (B) Allocation Agreement dated May 24, 2002 - Directors & Officers Liability -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (C) Amended Schedule A with respect to the Allocation Agreement - Directors and Officers Liability - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                  (D) Proxy Agent Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (E) Amended Schedule A with respect to the Proxy Agent Fee Allocation Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

          (ii) FT Interactive Fee Allocation Agreement made August 21, 2003 -- previously filed as an exhibit to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

                  (A) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement - previously filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512, and incorporated herein by reference.

                  (B) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement -- previously filed as an exhibit to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 30, 2004, File No. 33-23512, and incorporated herein by reference.

     (i)  (i)     Amended and Restated Expense Limitation Agreement dated
                  February 1, 2005 between ING Investments, LLC and ING
                  Investors Trust -- previously filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust filed on April 11,
                  2005, File No. 33-23512, and incorporated herein by reference.

(14) Consent of independent auditors - filed herewith.

(15) Not applicable.

(16) Powers of attorney - filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 16th day of November, 2006.


                               ING INVESTOR TRUST
                               By: /s/ Huey P. Falgout, Jr.
                               ----------------------------
                               Huey P. Falgout, Jr.
                               Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------
                              President and Chief Executive      November 16, 2006
---------------------------   Officer
Shaun P. Mathews*

                              Senior Vice President,             November 16, 2006
---------------------------   Chief/Principal Financial Officer
Todd Modic*

                              Chairman and Trustee               November 16, 2006
---------------------------
Jock Patton*

                              Trustee                            November 16, 2006
---------------------------
John V. Boyer*

                              Trustee                            November 16, 2006
---------------------------
Patricia W. Chadwick*

                              Trustee                            November 16, 2006
---------------------------
J. Michael Earley*

                              Trustee                            November 16, 2006
---------------------------
R. Barbara Gitenstein*

                              Trustee                            November 16, 2006
---------------------------
Patrick W. Kenny*

                              Trustee                            November 16, 2006
---------------------------
Walter H. May, Jr.*

                              Trustee                            November 16, 2006
---------------------------
Sheryl K. Pressler*

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------
                              Trustee                            November 16, 2006
---------------------------
John G. Turner*

                              Trustee                            November 16, 2006
---------------------------
David W.C. Putnam*

                              Trustee                            November 16, 2006
---------------------------
Roger B. Vincent*


*By:  /s/ Huey P. Falgout

      Huey P. Falgout, Jr.

      Attorney-in-Fact**


** Executed pursuant to powers of attorney filed in this Registration
   Statement.

                                  EXHIBIT INDEX

(14) Consent of Independent Auditors

(16) Powers of Attorney

                                       16